As filed with the Securities and Exchange Commission on January 29, 2010

1933 Act Registration File No. 333-14943
1940 Act File No. 811-07881
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	23	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	25	[	X	]

(Check appropriate box or boxes.)

PINEBRIDGE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

70 Pine Street, 11th Floor
New York, New York, 10270
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (214) 365-5200

Robin C. Thorn
70 Pine Street, 11th Floor
New York, New York 10270

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Robert J. Zutz, Esquire
K & L Gates, LLP
1601 K Street, N.W.
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[	X	]	on March 30, 2010 pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 23 to the Registration Statement of PineBridge Mutual Funds is being filed for the purpose of conforming the PineBridge Mutual Funds’ Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

(Insert Logo)
PineBridge Mutual Funds
(formerly known as Brazos Mutual Funds)

www.PineBridge.com/USMutualFunds	March 30, 2010

Prospectus

PineBridge US Micro Cap Growth Fund
(formerly known as Brazos Micro Cap Portfolio)

Class R Shares (PBMRX)	Class I Shares (PBMBX)

PineBridge US Small Cap Growth Fund
(formerly known as Brazos Small Cap Portfolio)

Class R Shares (PBSRX)	Class I Shares (PBSBX)

PineBridge US Mid Cap Growth Fund
(formerly known as Brazos Mid Cap Portfolio)

Class R Shares (PBDRX)	Class I Shares (PBDBX)

PineBridge US Focus Equity Fund
(formerly known as Brazos Growth Portfolio)

Class R Shares (PBFAX)	Class I Shares (PBFIX)

Class R Shares were formerly Class N Shares and
Class I Shares were formerly Class Y Shares

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

1.800.426.9157	www.PineBridge.com/USMutualFunds

PineBridge US Micro Cap Growth Fund

INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Micro Cap Growth Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R	Class I
Management Fees	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.35%	None
Other Expenses	0.80%	0.80%
Total Annual Fund Operating Expenses	2.35%	2.00%
Fee Waiver and/or Expense Reimbursement1	(0.45)%	(0.40)%
Net Annual Fund Operating Expenses	1.90%	1.60%
1   The Adviser has contractually agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.90% for Class R shares and 1.60% for Class I shares through March 30, 2011, (the “Expense Cap”).  This Expense Cap can be altered only with the approval of a majority vote of the Board of Trustees (the “Board”).  This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and acquired fund fees and expenses (“AFFE”), which are indirect fees and expenses associated with the Fund’s investment in other registered and unregistered investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R	$193	$690	$1,215	$2,652
Class I	$163	$589	$1,041	$2,295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 209% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. micro capitalization (“micro cap”) issuers.  In the event that the Board changes this policy, shareholders will be provided with notice at least 60 days prior to the effective date of the change.

For these purposes, a micro cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of (1) less than or equal to $600 million; or (2) within the range of companies represented in the lower 50% of the Russell 2000® Growth Index (the “Index”). The market capitalization of companies in the lower 50% of the Index will fluctuate with changes in market conditions and the composition of the Index.  As of November 30, 2009, the largest market capitalization in the lower 50% of the Index was approximately $391 million.

The Adviser seeks to identify earnings growth in micro cap companies before it is reflected in those companies’ stock price.  The Adviser uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the Fund.  The Adviser conducts due diligence with the company’s senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company’s business.  Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and/or unique products or services.  The Adviser confirms its analysis using a variety of screens and confirmation checks.

The Adviser will invest Fund assets primarily in equity securities of micro cap companies including, for example, common stock and securities convertible into common stock.  The Adviser may invest Fund assets in securities of issuers having market capitalizations that are outside the bounds of the target capitalization.  To manage fluctuations in the value of the Fund’s investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund.  The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted.

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Fund’s assets are invested in these instruments, it may not achieve its investment objective.

3

The Fund may be appropriate for investors who:
•	are seeking long-term capital growth;
•	do not need current income;
•	understand and can bear the risks of investing in smaller sized companies;
•	are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and
•	are able to tolerate fluctuations in principal value of their investment.

RISK CONSIDERATIONS
Market Risk.  Because the Fund invests most of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Securities Selection Risk.  Securities selected for the Fund by the Adviser may not perform to expectations.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Recent Market Events.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance.  In addition, frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Micro Cap Companies Risk.  Because the Fund invests in micro cap companies, it may be exposed to greater risk than if it invested in larger, more established companies.  Micro cap companies may have limited product lines, financial resources, and management teams.  Additionally, the trading volume of such securities may make them more difficult to sell.  In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment, or a company may even fail as a business.  Micro cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Convertible Securities Risk.  The market value of securities convertible into common stock tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

4

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund.  The bar chart illustrates how the total return of the Fund’s Class I, which was formerly known as Class Y, shares has varied from year to year.  The table illustrates how the Fund’s Class I shares’ average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance.  As part of its multiple class plan, the Fund also offers Class R shares, which were formerly known as Class N shares.  The performance shown for the Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares.  As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The performance reflects expense limitations in effect for the Fund for certain years. If expense limitations were not in place, the Fund’s performance during those years would have been reduced.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering or other non-recurring factors.  In particular, returns for 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings.  It is unlikely that the Fund will benefit to the same extent from these types of gains in the future.

Calendar Year Total Returns as of 12/31

PineBridge US Micro Cap Growth Fund
(Class I)

	Quarter End/Year	Total Return
Best Calendar Quarter:	December 2001	23.55%
Worst Calendar Quarter:	December 2008	-32.05%

5

Average Annual Total Returns (for the periods ended December 31, 2009)	1 year	5 year	10 year	Since Inception1
Class I Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	35.75% 35.75% 23.24%	-0.21% -2.20% -0.92%	2.78% 0.85% 1.49%	10.06% 7.87% 7.86%
Class R2,3 Return Before Taxes	35.36%	-0.38%	N/A	0.49%
Russell 2000® Growth Index Class I inception Class R inception	34.47% 34.47%	0.87% 0.87%	-1.37% -1.37%	1.95% 1.92%
(reflects no deductions for fees, expenses, or taxes)
1    Class I shares were first offered on December 31, 1997.  Class R shares were first offered on May 1, 2001.
2    Prior to November 25, 2002, Class R shares were designated as Class A shares.  Class A shares were subject to a front-end sales charge.  The Class R performance information does not reflect deductions for these sales charges.
3    The performance shown for Class R shares reflects the reversal of certain previously accrued but unspent Rule 12b-1 fees.  If these accruals had not been reversed, Class R performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain circumstances, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown are not relevant to you.  After-tax returns are shown for Class I shares only.  After-tax returns for Class R shares will vary.

MANAGEMENT
Investment Adviser.  The Fund’s investment adviser is PineBridge Investments, LLC.

Portfolio Manager.  Jamie Cuellar, CFA, is a Micro Cap/Small Cap Portfolio Manager at PineBridge.  He is primarily responsible for the day-to-day management of the Fund and has managed the Fund since 2004.

OTHER IMPORTANT INFORMATION ABOUT THE FUND
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page […] of this Prospectus.

6

PineBridge US Small Cap Growth Fund

INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Small Cap Growth Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R	Class I
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.35%	None
Other Expenses	1.63%	1.63%
Total Annual Fund Operating Expenses	2.88%	2.53%
Fee Waiver and/or Expense Reimbursement1	(1.23)%	(1.18)%
Net Annual Fund Operating Expenses	1.65%	1.35%
1   The Adviser has contractually agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.65% for Class R shares and 1.35% for Class I shares through March 30, 2011 (the “Expense Cap”).  This Expense Cap can be altered only with the approval of a majority vote of the Board.  This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE, which are indirect fees and expenses associated with the Fund’s investment in other registered and unregistered investment companies.

7

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R	$168	$776	$1,410	$3,116
Class I	$137	$675	$1,239	$2,777

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 280% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. small capitalization (“small cap”) issuers.  In the event that the Board changes this policy, shareholders will be provided with notice at least 60 days prior to the effective date of the change.

For these purposes, a small cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of (1) between $200 million and $2.5 billion; or (2) within the range of companies represented in the Russell 2000® Growth Index (the “Index”) at the time of the Fund’s investment.  The market capitalization of companies in the Index will fluctuate with changes in market conditions and the composition of the Index.  As of November 30, 2009, the largest market capitalization in the Index was approximately $4.5 billion.

The Adviser seeks to identify earnings growth in small cap companies before it is reflected in those companies’ stock price.  The Adviser uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the Fund.  The Adviser conducts due diligence with the company’s senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company’s business.  Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and/or unique products or services.  The Adviser confirms its analysis using a variety of screens and confirmation checks.

The Adviser will invest Fund assets primarily in equity securities of small cap companies including, for example, common stock and securities convertible into common stock.  The Adviser may invest Fund assets in securities of issuers having market capitalizations that are outside the bounds of the target capitalization.   To manage fluctuations in the value of the Fund’s investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund.  The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted.

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Fund’s assets are invested in these instruments, it may not achieve its investment objective.

8

The Fund may be appropriate for investors who:
•	are seeking long-term capital growth;
•	do not need current income;
•	understand and can bear the risks of investing in smaller sized companies;
•	are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and
•	are able to tolerate fluctuations in principal value of their investment.

RISK CONSIDERATIONS
Market Risk.  Because the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Securities Selection Risk.  Securities selected for the Fund by the Adviser may not perform to expectations.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Recent Market Events.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance.  In addition, frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Small Cap Companies Risk.  Because the Fund invests in small cap companies, it may be exposed to greater risk than if it invested in larger, more established companies.  Small cap companies may have limited product lines, financial resources, and management teams.  Additionally, the trading volume of such securities may make them more difficult to sell.  In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business.  Small cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Convertible Securities Risk.  The market value of securities convertible into common stock tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

9

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund.  The bar chart illustrates how the total return of the Fund’s Class I, which was formerly known as Class Y, shares has varied from year to year.  The table illustrates how the Fund’s Class I shares’ average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance.  As part of its multiple class plan, the Fund also offers Class R shares, which were formerly known as Class N shares.  The performance shown for the Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares.  As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The performance reflects expense limitations in effect for the Fund for certain years.  If the expense limitations were not in place, the Fund’s performance during those years would have been reduced.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering or other non-recurring factors.  In particular, the return for 1999 reflects substantial benefits from first day realized and unrealized gains from participation in initial public offerings.  It is unlikely that the Fund will benefit to the same extent from these types of gains in the future.

Calendar Year Total Returns as of 12/31

PineBridge US Small Cap Growth Fund
(Class I)

	Quarter End/Year	Total Return
Best Calendar Quarter:	June 2009	22.78%
Worst Calendar Quarter:	December 2008	-33.58%

10

Average Annual Total Returns (for the periods ended December 31, 2009)	1 year	5 year	10 year	Since Inception1
Class I Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	45.40% 45.40% 29.51%	1.09% 0.96% 0.87%	-0.25% -0.68% -0.43%	6.78% 6.11% 5.61%
Class R2,3 Return Before Taxes	45.02%	1.07%	-0.47%	2.05%
Russell 2000® Growth Index Class I inception Class R inception	34.47% 34.47%	0.87% 0.87%	-1.37% -1.37%	2.76% 1.38%
(reflects no deductions for fees, expenses, or taxes)
1   Class I shares were first offered on December 31, 1996.  Class R shares were first offered on September 8, 1999.
2    Prior to November 25, 2002, Class R shares were designated as Class A shares.  Class A shares were subject to a front-end sales charge.  The Class R performance information does not reflect deductions for these sales charges.
3    The performance shown for Class R shares reflects the reversal of certain previously accrued but unspent Rule 12b-1 fees.  If these accruals had not been reversed, Class R performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain circumstances, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.  After-tax returns are shown for Class I shares only.  After-tax returns for Class R shares will vary.

MANAGEMENT
Investment Adviser.  The Fund’s investment adviser is PineBridge Investments, LLC.

Portfolio Manager.  Jamie Cuellar, CFA, is a Micro Cap/Small Cap Portfolio Manager at PineBridge.  He is primarily responsible for the day-to-day management of the Fund and has managed the Fund since 2004.

OTHER IMPORTANT INFORMATION ABOUT THE FUND
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page […] of this Prospectus.

11

PineBridge US Mid Cap Growth Fund

INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Mid Cap Growth Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses2 (expenses that you pay each year as a percentage of the value of your investment)	Class R	Class I
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	None
Other Expenses	0.82%	0.82%
Total Annual Fund Operating Expenses	1.92%	1.57%
Fee Waiver and/or Expense Reimbursement1	(0.37)%	(0.37)%
Net Annual Fund Operating Expenses	1.55%	1.20%
1   The Adviser has contractually agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.55% for Class R shares and 1.20% for Class I shares through March 30, 2011 (the “Expense Cap”).  This Expense Cap can be altered only with the approval of a majority vote of the Board.  This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE, which are indirect fees and expenses associated with the Fund’s investment in other registered and unregistered investment companies.
2   Annual Fund operating expenses have been restated to reflect current Rule 12b-1 fees.

12

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R	$158	$567	$1,002	$2,213
Class I	$122	$459	$820	$1,836

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 516% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. middle capitalization (“mid-cap”) issuers.  In the event that the Board changes this policy, shareholders will be provided with notice at least 60 days prior to the effective date of the change.

For these purposes, a mid cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of (1) between $1.0 billion and $12 billion; or (2) within the range of companies represented in the Russell Midcap® Growth Index (the “Mid Cap Index”).  The market capitalization of companies in the Mid Cap Index will fluctuate with changes in market conditions and the composition of the Mid Cap Index.  As of November 30, 2009 the market capitalization range of the Mid Cap Index was approximately $249 million to $15.8 billion.

The Adviser seeks to identify earnings growth in mid cap companies before it is reflected in those companies’ stock price.  The Adviser uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the Fund.  The Adviser conducts due diligence with the company’s senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company’s business.  Factors that the Adviser considers in selecting companies for investment include with strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and/or unique products or services.  The Adviser confirms its analysis using a variety of screens and confirmation checks.

The Adviser will invest Fund assets primarily in equity securities of mid cap companies including, for example, common stock and securities convertible into common stock.  The Adviser may invest Fund assets in securities of issuers having market capitalizations that are outside the bounds of the target capitalization.  To manage fluctuations in the value of the Fund’s investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund.  The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted.

13

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Fund’s assets are invested in these instruments, it may not achieve its investment objective.

The Fund may be appropriate for investors who:
•	are seeking long-term capital growth;
•	do not need current income;
•	understand and can bear the risks of investing in mid cap companies;
•	are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and
•	are able to tolerate fluctuations in principal value of their investment.

RISK CONSIDERATIONS
Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Securities Selection Risk.  Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Recent Market Events.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance.  In addition, frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Mid Cap Companies Risk.  Because the Fund invests in mid cap companies, it may be exposed to greater risk than if it invested in larger, more established companies.  Mid cap companies may have limited product lines, financial resources, and management teams.  Additionally, the trading volume of such securities may make them more difficult to sell.  In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business.  Mid cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Convertible Securities Risk.  The market value of securities convertible into common stock tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

14

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund.  The bar chart illustrates how the total return of the Fund’s Class I, which was formerly known as Class Y, shares has varied from year to year.  The table illustrates how the Fund’s Class I shares’ average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance.  As part of its multiple class plan, the Fund also offers Class R shares, which were formerly known as Class N shares.  The performance shown for the Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares.  As with all mutual funds, the Fund’s past performance, before and after taxes, is not an indication of how the Fund will perform in the future.  Updated performance information is available at www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The performance reflects expense limitations in effect for the Fund for certain years.  If expense limitations were not in place, the Fund’s performance during those years would have been reduced.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering or other non-recurring factors.  In particular, returns for 2000 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings.  It is unlikely that the Fund will benefit to the same extent from these types of gains in the future.

Calendar Year Total Returns as of 12/31

PineBridge US Mid Cap Growth Fund
(Class I)

	Quarter End/Year	Total Return
Best Calendar Quarter:	March 2000	20.00%
Worst Calendar Quarter:	December 2008	-26.82%

15

Average Annual Total Returns (for the periods ended December 31, 2009)	1 year	5 year	10 year	Since Inception1
Class I Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	30.55% 30.55% 19.86%	0.39% -1.84% -0.63%	2.28% 0.91% 1.32%	2.28% 0.91% 1.32%
Class R2,3 Return Before Taxes	29.92%	0.17%	N/A	0.20%
Russell Midcap® Growth Index Class I inception Class R inception	46.29% 46.29%	2.40% 2.40%	-0.52% -0.52%	-0.52% -2.47%
(reflects no deductions for fees, expenses, or taxes)
1    Class I shares were first offered on December 31, 1999.  Class R shares were first offered on March 31, 2000.
2    Prior to November 25, 2002, Class R shares were designated as Class A, B or II shares.  Certain Class A, B and II shares were subject to front-end and/or contingent deferred sales charges.  The Class R shares performance information does not reflect deductions for these sales charges.
3    The performance shown for Class R shares reflects the reversal of certain previously accrued but unspent Rule 12b-1 fees.  If these accruals had not been reversed, Class R performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain circumstances, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.  After-tax returns are shown for Class I shares only.  After-tax returns for Class R shares will vary.

MANAGEMENT
Investment Adviser.  The Fund’s investment adviser is PineBridge Investments, LLC.

Portfolio Manager.  Michael Allocco, CMT, is a Mid Cap/Growth Fund Portfolio Manager at PineBridge.  He is primarily responsible for the day-to-day management of the Fund and has managed the Fund since 2005.

OTHER IMPORTANT INFORMATION ABOUT THE FUND
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page […] of this Prospectus.

16

PineBridge US Focus Equity Fund

INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Focus Equity Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	Class R	Class I
Management Fees	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.35%	None
Other Expenses	0.90%	0.90%
Total Annual Fund Operating Expenses	1.88%	1.53%

1	Annual Fund operating expenses in the table have been restated to reflect current Rule 12b-1 fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R	$191	$591	$1,016	$2,201
Class I	$156	$483	$834	$1,824

17

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 563% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of equity securities and equity-related securities of up to 25 U.S. companies.  In the event that the Board of Trustees (the “Board”) changes this policy, shareholders will be provided with notice at least 60 days prior to the effective date of the change.

The Fund seeks to identify earnings growth in growth companies before it is reflected in those companies’ stock price.  The Adviser uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the Fund.  The Adviser conducts due diligence with the company’s senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company’s business.  Factors that the Adviser considers in selecting companies for investment include with strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and/or unique products or services.  The Adviser confirms its analysis using a variety of screens and confirmation checks.

The Adviser will invest Fund assets primarily in equity securities of growth companies including, for example, common stock and securities convertible into common stock.  The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

To manage fluctuations in the value of the Fund’s investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund.  The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted.

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Fund’s assets are invested in these instruments, it may not be achieving its investment objective.

The Growth Fund may be appropriate for investors who:
•	are seeking long-term capital growth;
•	are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and
•	are able to tolerate fluctuations in principal value of their investment.

RISK CONSIDERATIONS
Market Risk.  Because the Fund invests most of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

18

Securities Selection Risk.  Securities selected for the Fund by the Adviser may not perform to expectations.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  When you sell your shares of the Fund, they could be worth less than what you paid for them.  Therefore, you may lose money by investing in the Fund.

Recent Market Events.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk. High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance.  In addition, frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Convertible Securities Risk.  The market value of securities convertible into common stock tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Non-Diversification Risk.  Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer.  Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

Growth Companies Risk.  The prices of growth company securities may fall to a greater extent than the overall equity markets due to changing economic, political or market factors. Funds that invest in growth companies have the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.  Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund.  The bar chart illustrates how the total return of the Fund’s Class I, which was formerly known as Class Y, shares has varied from year to year.  The table illustrates how the Fund’s Class I shares’ average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance.  As part of its multiple class plan, the Fund also offers Class R shares, which were formally known as Class N shares.  The performance shown for the Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares.  As with all mutual funds, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

19

Prior to January 29, 2010, the Fund was named the Brazos Growth Portfolio and was managed pursuant to a different strategy.  The performance reflected below does not reflect how the Fund will perform in the future.

The performance reflects expense limitations in effect for the Fund for certain years. If expense limitations were not in place, the Fund’s performance during those years would have been reduced.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering or other non-recurring factors.  In particular, returns for 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings.  It is unlikely that the Fund will benefit to the same extent from these types of gains in the future.

Calendar Year Total Returns

PineBridge US Focus Equity Fund
(Class I)

	Quarter End/Year	Total Return
Best Calendar Quarter:	March 2000	21.75%
Worst Calendar Quarter:	December 2008	-28.90%

Average Annual Total Returns (for the periods ended December 31, 2009)	1 year	5 year	10 year	Since Inception1
Class I Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	34.40% 34.40% 22.36%	-0.79% -0.82% -0.67%	0.64% 0.10% 0.26%	6.73% 5.43% 5.12%
Class R2,3 Return Before Taxes	33.59%	-1.02%	N/A	-1.59%
Russell 3000® Growth Index Class I inception Class R inception	37.10% 37.10%	1.58% 1.58%	-3.79% -3.79%	-0.86% -4.57%
(reflects no deductions for fees, expenses, or taxes)
1    Class I shares were first offered on December 31, 1998.  Class R shares were first offered on March 31, 2000.
2    Prior to November 25, 2002, Class R shares were designated as Class A shares.  Class A shares were subject to a front-end sales charge.  The Class R performance information does not reflect deductions for these sales charges.
3    The performance for Class R shares reflects the reversal of certain previously accrued but unspent Rule 12b-1 fees.  If these accruals had not been reversed, Class R performance would have been lower.

20

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain circumstances, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.  After-tax returns are shown for Class I shares only.  After-tax returns for Class R shares will vary.

MANAGEMENT
Investment Adviser.  The Fund’s investment adviser is PineBridge Investments, LLC.

Portfolio Managers.  Dan Neuger, CFA Level II Candidate, [insert title with PineBridge], and Alex Piccolo, CFA, [insert title with PineBridge], are primarily responsible for the day-to-day management of the Fund.  Each has managed the Fund since July 2009.

OTHER IMPORTANT INFORMATION ABOUT THE FUND
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page […] of this Prospectus.

21

IMPORTANT INFORMATION ABOUT PURCHASES, SALES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-426-9157, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class R Shares
Non-Retirement Accounts	$2,500	$100
Retirement Accounts	$1,000	$25
Automatic Investment Plan	$500	$50

Class I Shares	$1,000,000	$1,000

Tax Information
Fund distributions may be taxed as ordinary income or capital gains, unless you invest through an individual retirement account (“IRA”), 401(k) plan, or other tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

22

ADDITIONAL INFORMATION ABOUT STRATEGIES

The Adviser’s investment focus is on identifying earnings growth in smaller companies before it is reflected in the stock price.  The Adviser focuses on:

•	investing in smaller companies;
•	investing in rapidly growing companies;
•	investing in companies with highly predictable revenue and profit streams;
•	investing in companies positioned to accelerate profit growth above general expectations; and
•	constructing diversified portfolios to moderate risk.

The Adviser employs a bottom-up process in researching companies.  Bottom-up research often includes interviews with senior management, as well as the companies’ competitors, customers and suppliers.  The list of potential investments is further filtered by the use of traditional fundamental security analysis and valuation methods.  The Adviser will often visit a company prior to investing.

In seeking to achieve its investment objective, each Fund will rely on varying investment strategies.  The table and subsequent information provided below identify those elements that primarily make up a Fund’s overall risk and reward characteristics.  This information supplements the information provided under the section entitled “Principal Risks of Investing in the Fund” for each Fund.  This information also highlights certain investment strategies and corresponding risks for the Funds, which are not necessarily a Fund’s principal investment strategy.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of the Funds.

The following strategies are not fundamental, and the Trustees may change these strategies without shareholder approval.

Strategies	Potential Rewards	Potential Risk
Market Conditions
♦ Under normal circumstances, each Fund plans to remain substantially fully invested.

♦ Each Fund, other than the US Focus Equity Fund, seeks to limit risk through diversification in a large number of stocks.
♦ Stocks have generally outperformed more stable investments (such as short-term bonds and cash equivalents) over the long term.

♦ A Fund’s share price and performance will fluctuate in response to stock and bond market movements.

♦ The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in each Fund.

Management Choices ♦ The Adviser focuses on bottom-up research, fundamental security analysis, and valuation methods to enhance returns.	♦ A Fund could outperform its benchmark due to its asset allocation and securities choices.	♦ A Fund could underperform its benchmark due to these same choices and due to expenses.

23

Short-Term Trading ♦ Each Fund’s turnover rate typically exceeds 100% annually.	♦ A Fund could realize gains in short periods of time. ♦ A Fund could protect against losses if a stock is overvalued and its value later falls.

♦ Increased trading raises the Funds’ brokerage and related costs.

♦ Increased distributions of net short-term capital gains (taxable to shareholders as ordinary income) will raise a shareholder’s income tax liability.  See the sections below entitled, “Dividends and Capital Gain Distributions” and “Federal Taxes.”

Mid Cap Stocks
♦ For the Mid Cap Growth Fund the Adviser focuses on mid-cap companies with potential for strong growth in revenue, earnings and cash flow; predictable operating models, strong management; unique products or services; and potential for improvement.

♦ Under normal market conditions, up to 20% of the Mid Cap Growth Fund may be invested in securities of smaller or larger capitalization companies.

♦ Securities of companies with mid cap issuers may have greater potential than large cap companies to deliver above average growth rates that may not yet have been recognized by investors.

♦ The Mid Cap Growth Fund could lose money because of the potentially higher risks of smaller companies and price volatility than investments in general equity markets.

♦ The Mid Cap Growth Fund may be unable to sell some of its securities and may be forced to hold them if the securities are thinly traded.

24

Small Cap and Micro Cap Stocks
♦ For the Small Cap Growth Fund and Micro Cap Growth Funds the Adviser focuses on smaller sized companies with potential for strong growth in revenue, earnings and cash flow; strong management; leading products or services; and potential for improvement.

♦ Under normal market conditions, up to 20% of the Small Cap Growth and the Micro Cap Growth Funds may be invested in securities of larger capitalization companies.

♦ Securities of companies with small and micro capitalizations may have greater potential than large cap companies to deliver above average growth rates that may not yet have been recognized by investors.

♦ The Small Cap Growth and Micro Cap Growth Funds could lose money because of the potentially higher risks of smaller companies and price volatility than investments in general equity markets.

♦The Micro Cap Growth Fund may be unable to sell some of its securities and may be forced to hold them if the securities are thinly traded.

Growth Investing ♦ For the US Focus Equity Fund, the Adviser focuses on companies that are expected to grow faster than average.	♦ Growth companies may have more potential to provide higher growth rates than dividend-paying or value companies.	♦ The Funds that invest in growth companies may lose money if the Adviser is incorrect in its assessment of a company’s growth potential or if this style of investing is out of favor with investors.

The Funds may also invest in foreign securities.  There are certain risks unique to investing in foreign securities including the liquidity of foreign markets, political instability, fluctuations in foreign currency exchange rates, and differing regulatory systems.

The following table indicates the maximum percentage of total assets (at the time of investment) each Fund may invest in the investments listed below:

Investment Type	Each Fund1
Bank obligations	10%
Foreign securities2	20%
Futures contracts3,4	5%/ 20%
Illiquid securities	15%
Investment companies (other than money market funds)	10%
Lending of securities	33 1/3%
Options transactions3,4	5%/ 20%
Reverse repurchase agreements	33 1/3%
U.S. Government obligations	100%
Warrants	5%
When-issued securities	33 1/3%
Temporary Cash5	100%
Temporary Short-term obligations5	100%
Securities of any one issuer6	5%
Outstanding voting securities of any one issuer6	10%
Securities of issuers in any one industry	25%
1   Percentages are of total assets (except for Illiquid Securities which are shown as a percentage of net assets).
2   For purposes of the percentages shown in the table, ADRs, EDRs and GDRs are deemed to be foreign securities.
3   A Fund may not purchase futures contracts or options where premiums and margin deposits exceed 5% of total assets.
4   A Fund may not enter into futures contracts or options where the value of such futures contracts or options may exceed 20% of total assets.
5   A Fund will invest up to 100% of its assets in temporary investments only when, in the opinion of the Adviser, market conditions so require.
6   For each Fund these limits apply only to 75% of a Fund’s total assets.

25

ADDITIONAL INFORMATION ABOUT RISKS

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds.  The following table identifies the primary risk factors of each fund in light of their respective principal investment strategies.  These risk factors are explained following the table.

Risk	US Micro Cap Growth Fund	US Small Cap Growth Fund	US Mid Cap Growth Fund	US Focus Equity Fund
Convertible Securities Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Foreign Investing Risk	X	X	X	X
Foreign Exposure Risk	X	X	X	X
Growth Companies Risk				X
Hedging Risk	X	X	X	X
High Portfolio Turnover Risk	X	X	X	X
Investment Risk	X	X	X	X
Investment Companies	X	X	X	X
Liquidity Risk	X	X	X	X
Market Risk	X	X	X	X
Micro Capitalization Companies Risk	X
Mid-Capitalization Companies Risk			X
Non-Diversification Risk				X
Recent Market Events	X	X	X	X
Securities Selection Risk	X	X	X	X
Small Capitalization Companies Risk		X
U.S. Government Securities Risk	X	X	X	X

26

Convertible Securities Risk.  The value of a convertible security (“convertible”) is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is strictly based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value.

Derivatives Risk. A Fund may use derivatives such as futures contracts, foreign currency forward contracts to adjust the risk/return characteristics of its investment portfolio.  These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.  There can be no assurance that any strategy used will succeed. If a Fund’s portfolio manager incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the Fund, the Fund could lose money.  Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost.

Foreign Investing Risk.  Investments in foreign securities involve greater risks than investing in domestic securities. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Foreign Exposure Risk. A Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations.  Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Hedging Risk.  Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to a Fund. In addition, the Adviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

Growth Companies Risk.  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High Portfolio Turnover Risk.  Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Investment Risk.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of a Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in a Fund.

27

Investment Companies. Investments in the securities of other investment companies and exchange traded funds (“ETFs”), (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF.  As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium.  Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Liquidity Risk.  From time to time, certain securities held by a Fund, may have limited marketability.  This means that the Fund may experience difficulty selling these investments at favorable prices. As a result, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus.  In addition, the valuation of the Fund’s investments may become more difficult if objective market prices are unavailable.

Market Risk.  Stock market risk involves the possibility that the value of a Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of a Fund that invests principally in stocks will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.  These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Micro Capitalization Companies Risk.  Investments in micro capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger capitalization and more established companies. Small cap companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small cap companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.  Generally, the smaller the company size, the greater these risks.

Mid-Capitalization Companies Risk. Investments in medium-capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.

28

Non-Diversification Risk.  The US Focus Equity Fund is non-diversified.  A non-diversified fund invests a high percentage of its assets in a limited number of securities.  A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Recent Market Events.  In 2008, unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets negatively affected many issuers worldwide which could affect the Funds.

Securities Selection Risk.  Securities selected by the Adviser for a Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small Capitalization Companies Risk.  Investments in small-capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger capitalization and more established companies. Small-cap companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.  Generally, the smaller the company size, the greater these risks.

U.S. Government Securities Risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

MANAGEMENT

Investment Adviser
The Funds’ investment adviser is PineBridge Investments, LLC (“PineBridge” or the “Adviser”), 70 Pine Street, New York, New York 10270.  PineBridge became the Adviser to the Funds on […], 2010.  Prior to this date, Brazos Capital Management, L.P. (“BCM”) served as the Funds’ investment adviser from the Fund’s inception in 1996 to […], 2010.  The Adviser, formerly known as AIG Global Investment Corp., has provided advisory services to registered investment companies, corporations, and separate advisory accounts of sophisticated institutional clients since 1983.

The Adviser manages the Funds in accordance with their investment objectives and policies.  The Adviser makes decisions with respect to, and places orders for all purchases and sales of Fund securities.

29

For its advisory services to the Funds, the Adviser is entitled to receive a monthly management fee based upon the average daily net assets of the Funds.  The management fees paid to BCM for the fiscal year ended November 30, 2009 were as follows:

Fund	Net Fees Paid (as a percentage of average net assets)
Micro Cap Growth Fund	1.07%
Small Cap Growth Fund	0.55%
Mid Cap Growth Fund	0.54%
US Focus Equity Fund	0.59%

A discussion of the basis of the Board’s approval of the Adviser’s Investment Advisory Agreements is available in the Annual Report to Shareholders for the fiscal period ended November 30, 2009.

Fund Expenses
Each Fund is responsible for its own operating expenses.  For each Fund other than the US Focus Equity Fund the Adviser has contractually agreed, however, to waive a portion of its management fees and/or pay Fund expenses (excluding any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE) to the extent necessary to limit each Fund’s net annual fund operating expenses to the percentages shown below of each Class’s average daily net assets.  The term of the Funds’ operating expense limitation agreement extends through March 30, 2011, and it can only be terminated by the Board or by the Adviser with the Board’s consent.  Any waiver of advisory fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent years if the Adviser so requests.  The Adviser is permitted to recoup fee waivers and/or expense payments made in the prior three years from the date the fees were waived and/or Fund expenses were paid.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  If the actual expense ratio is less than the Expense Cap and the Adviser has recouped any eligible previous payments, the Fund will be charged only such lower expense.

Fund	Class R	Class I
Micro Cap Growth Fund	1.90%	1.60%
Small Cap Growth Fund	1.65%	1.35%
Mid Cap Growth Fund	1.55%	1.20%

Portfolio Managers
The Adviser uses a portfolio manager/research analyst model in a team approach where the responsibilities of team members vary by types of securities and sectors.  The Adviser believes that this management model provides stability for the Funds.  Biographical information for each portfolio manager is as follows:

Michael S. Allocco, CMT
Portfolio Manager of PineBridge US Mid Cap Growth Fund since 2005.
Education:  B.A. University of South Florida, M.B.A. University of Chicago
Industry Experience:  16 years
Years with Adviser: 7 years
Previous Investment Experience:  2003 – Present, BCM – Portfolio Manager; 2000-2003, HLM Management Company - Sr. Technology Analyst and Portfolio Manager; 1997-2000, Dain Rauscher Wessels - Principal, Institutional Equity Sales

Jamie Cuellar, CFA
Portfolio Manager of PineBridge US Micro Cap Growth Fund since 2004, and PineBridge Small Cap Portfolio since 2005.
Education: B.B.A. University of San Diego, M.B.A. Cox School of Business, Southern Methodist University
Industry Experience:  16 years
Years with Adviser: 10 years
Previous Investment Experience:  2002 – Present, BCM – Portfolio Manager; 2000 – 2001, BCM – Portfolio Analyst; 1996-2000, Lee Financial Corporation - Investment Analyst; 1994-1996 Fidelity Investments - Mutual Fund Service Group

30

Dan Neuger, (CFA Level II Candidate)
Portfolio Manager of PineBridge US Focus Equity Fund since July 2009.
Education: B.A. St. Olaf College, M.B.A. Carlson School of Management, University of Minnesota
Industry Experience: 7 years
Years with Adviser: […]
Previous Investment Experience:  August 2009-Present, BCM – Portfolio Manager; 2002-Present, AIG Investments – Portfolio Manager and Managing Director

Alex Piccolo, CFA
Portfolio Manager of PineBridge US Focus Equity Fund since July 2009.
Education: B.S. Binghamton University, M.B.A. Fordham University
Industry Experience: 11 years
Years with Adviser: […]
Previous Investment Experience:  August 2009-Present, BCM – Portfolio Manager; 1998-Present, AIG Investments – Portfolio Manager and Vice President

Each portfolio manager serves as primary backup to the other portfolio manager.  Information relating to the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares, may be found in the SAI.

Policy on Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete listing of the Funds’ securities and top ten holdings will be available on the Fund’s website within five days of the end of each calendar quarter at […].com.  The Annual and Semi-Annual reports are available by contacting PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701, or calling 1-800-426-9157.

Valuation of Shares
The price of each Fund’s shares is based on the Fund’s net asset value (“NAV”).  The NAV is determined by adding the total market value of a Fund’s investments and other assets, then subtracting any liabilities.  NAV per share is calculated by dividing the total value of each class’ net assets by the shares outstanding of such class.  NAV per share is determined as of the close of the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.  The NAV is not calculated on days that the NYSE is closed for trading.  The NYSE usually closes at 4 p.m., Eastern time, on weekdays, except for holidays.  If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV per share calculated after receipt of your order.

In calculating the NAV per share, the Funds’ securities are valued using current market prices, if available.  Securities for which current market prices are not readily available are valued at fair value, as determined in good faith by PineBridge Mutual Funds’ the Trust’s Fair Valuation Committee under procedures set by the Board.

31

Some Funds may hold securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Funds do not calculate NAV.  In addition, bonds may trade on days when a Fund does not calculate its NAV.  As a result, the market value of a Fund’s investments may change on days when you cannot purchase or sell Fund shares.

Each Fund uses the last quoted trading price or official closing price as the market value for equity securities.  For non-Nasdaq listed securities, each Fund uses the same price quoted by the exchange on which the security is primarily traded.  For Nasdaq equity securities, each Fund uses the Nasdaq official closing price.  Unlisted securities and listed securities, which have not been traded on the valuation date are valued at the last price bid.  For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents based upon the latest available bid price of such currencies against U.S. dollars quoted by any major bank or by any broker.

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market.  NAV includes interest on fixed income securities, which is accrued daily.  Bonds and other fixed income securities are generally valued at the closing bid prices provided by a pricing service.  If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices.  Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

Fair Value Pricing
Securities for which market prices are not “readily available,” or which, in the judgment of the Adviser, have market prices that are stale or do not represent fair value, or securities which cannot be valued using the methodologies described above will generally be valued in accordance with the fair value procedures established by the Board. In addition, if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects fair value.  For example, in the case of securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities has occurred between the time of the security’s last trade and the time at which the Fund calculates its NAV.

Generally, the fair value of a portfolio security shall be the amount that the Fund might reasonably expect to receive upon its current sale.  Some of the information which the Adviser may review when making a determination as to the fair value of a portfolio security includes: (i) the type of security or asset; (ii) the cost at the date of purchase; (iii) the size of the Fund’s holding; (iv) the last trade price; (v) fundamental analytical data relating to the investment in the security; (vi) the nature and duration of any restriction on the disposition of the security; (vii) the Adviser’s evaluation of the forces that influence the market in which the security is purchased and sold; (viii) the financial statement of the issuer; (ix) special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) the price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) changes in interest rates; (xiv) observations from financial institutions; (xv) government (domestic or foreign) actions or pronouncements; (xvi) other news events; and (xvii) other possible methods of valuing portfolio securities.

32

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Trust’s fair valuation procedures.  If any significant discrepancies are found, the Adviser may adjust the Trust’s fair valuation procedures.  The fair value procedures are principally implemented by the Adviser.

Selecting a Share Class
Class R and I shares of each Fund are offered through this prospectus.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs.  Your broker or financial adviser can help you determine which class is right for you.

Class R	Class I
♦ Initial investment for a non-retirement account is $2,500; for a retirement account $1,000.
♦ The minimum subsequent investment for a non-retirement account is $100; $25 for retirement accounts.
♦ No front-end sales charges.
♦ Rule 12b-1 distribution fee of 0.35%.
♦ Ongoing account maintenance and service fee.

♦ Initial investment of at least $1,000,000.
♦ Subsequent minimum investments must be at least $1,000.  Shares may be purchased and subsequent investments may be made without being subject to the minimum or subsequent investment limitations at the discretion of the officers of the Trust.
♦ No front-end sales charges.
♦ Lower annual expenses than Class R.

Opening an Account
1.  Read this prospectus carefully.

33

2.  Determine how much you want to invest.  The minimum initial and subsequent investment amounts for retirement and non-retirement accounts are shown below.

Share Class	Minimum Initial Investments	Subsequent Investments
Class R
Non-Retirement Account	$2,500	$100
Retirement Account	$1,000	$25
Class I	$1,000,000	$1,000

3.  Complete the appropriate parts of the Account Application, carefully following the instructions.  By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.  If you have questions, please contact your broker or financial adviser or call the Transfer Agent at 1-800-426-9157.

4.  Make your initial investment using the chart on the next page.  You can initiate any purchase, exchange or sale through your broker or financial adviser or by calling the Transfer Agent at 1-800-426-9157.

Verification of Certain Information
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, permanent address, birth date and social security number or other taxpayer identification number.  If your identity is unable to be verified, the Transfer Agent may refuse to open your account or it may delay your ability to perform transactions pending verification of your identity.  If, within five business days, the Transfer Agent is unable to verify your identity, your account may be closed and the value of your shares at the next calculated NAV will be returned to you.

Purchase of Shares
Shares of each Fund may be purchased, at the NAV per share with respect to Class R and I shares next determined after an order is received.  The Trust reserves the right to reject your purchase order and to suspend the offering of shares of the Trust.  All purchases must be in U.S. dollars drawn on domestic U.S. banks.

The Trust will not accept payment in cash or money orders.  The Trust also does not accept cashier’s checks in amounts of less than $10,000.  Further, to prevent check fraud, the Trust will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  There is a $25 fee for all payments returned.  You may also be responsible for any losses incurred by the Fund as a result of any payment returned or rejected.

Shares of the Funds have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Class I shares may be purchased and subsequent investments may be made by principals, officers, associates and employees of the Trust and its affiliates, their families and their business or personal associates either directly or through their individual retirement accounts, and by any pension or profit-sharing plan of the Adviser, without being subject to the minimum or subsequent investment limitations for Class I shares.

34

Purchasing Shares:	Opening an Account:	Adding to an Account:
By Check	♦ Make out a check for the investment amount, payable to “PineBridge Mutual Funds.” ♦ Mail the check and your completed Account Application to the address indicated in “Mailing Addresses” below.
♦ Make out a check for the investment amount, payable to “PineBridge Mutual Funds.”
♦ Fill out the detachable investment slip from an account statement.  If no slip is available, include a note specifying the Fund name, your share class, the Fund number, your account number, and the name(s) in which the account is registered.

By Wire
♦ Mail your completed Account Application to the addresses indicated in “Mailing Addresses” below.  A completed Account Application is required in advance of your wire.
♦ Once your account has been established, you may obtain an account number by calling 1-800-426-9157.
♦ Contact the Transfer Agent at 1-800-426-9157 to inform them of the wire, which will help ensure accurate credit upon receipt of the wire.
♦ Instruct your bank to wire the amount of your investment to:
U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI
ABA #075000022
Credit U.S. Bancorp Fund Services
DDA #112-952-137
PineBridge Mutual Funds
Fund Name
Account Name (Shareholder Name)
Shareholder Account Number

♦ Contact the Transfer Agent at 1-800-426-9157 to inform them of the wire, which will help ensure accurate credit upon receipt of the wire.
♦ Instruct your bank to wire the amount of your investment to:
U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI
ABA #075000022
Credit U.S. Bancorp Fund Services
DDA #112-952-137
PineBridge Mutual Funds
Fund Name
Account Name (Shareholder Name)
Shareholder Account Number

Please Note:
♦ Your bank may charge you a fee for sending a wire payment to the Funds.

♦ Wired funds must be received prior to 4:00 Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

35

By Telephone
♦ If you elected this option on your account application, you may call 1-800-426-9157 to purchase shares via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be a minimum of $500 for Class R.

♦ Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Mailing Addresses	Regular Mail ♦ PineBridge Mutual Funds Fund Name c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Overnight Delivery
♦ PineBridge Mutual Funds
Fund Name
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202
♦ The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Exchange	♦ Call 1-800-426-9157 to request an exchange. ♦ Review the current prospectus for the Fund into which you are exchanging.	♦ Call 1-800-426-9157 to request an exchange.

36

Other Companies Through Which You Can Purchase or Sell PineBridge Mutual Funds

Fidelity Investment, Inc.	Charles Schwab & Co.	TD Ameritrade

National Financial	Charles Schwab & Co.	TD Ameritrade
Services/Fidelity	101 Montgomery Street	100 Wall Street
P. O. Box 770001	San Francisco, CA 94104	2nd Floor
Cincinnati, OH 45277-0003	1-800-435-8000	New York, NY 10005
1-800-233-3411

Automatic Investment Plan
Shareholders may also purchase additional Fund shares through an Automatic Investment Plan.  Under the Plan, U.S. Bancorp Fund Services, LLC, at regular intervals, will automatically debit a shareholder’s bank checking or savings account in an amount of $50 or more (subsequent to the minimum initial investment of $500), as specified by the shareholder.  If you choose this option, funds will be automatically transferred from your bank account monthly.  Your financial institution must be a member of the Automated Clearing House (“ACH”) network in order to participate in the Plan.  The purchase of Fund shares will be effected at their offering price at 4 p.m., Eastern time, on the date of the month designated by the shareholder.  To establish the Automatic Investment Plan, check the appropriate box of the Application at the end of this Prospectus, or call 1-800-426-9157.  This service may not be provided for clients of broker-dealers or other financial intermediaries (“Service Agents”) who are provided similar services by those organizations.  You may change your purchase amount or terminate your participation in the Plan at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction.  A request to change bank information for the Plan requires a signature guarantee or other acceptable signature verification.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.

Other Purchase Information
Investments received by the close of the NYSE (generally 4 p.m. Eastern time) will be invested at the NAV per share calculated after the NYSE closes that day.  Orders received after the close of the NYSE will receive the NAV per share calculated on the next business day.

Shares of the Funds may be purchased by customers of Service Agents which deal with the Trust on behalf of their customers.  Service Agents may impose additional or different conditions on the purchase or redemption of shares of Funds and may charge transaction or other account fees.  Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions.  Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions.  Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Trust from the Trust assets attributable to the Service Agent, and which would not be imposed if shares of the Funds were purchased directly from the Trust or the Distributor.  The Service Agents may provide shareholder services to their customers that are not available to shareholders dealing directly with the Trust.  A salesperson and any other person entitled to receive compensation for selling or servicing shares of the Funds may receive different compensation with respect to one particular class of shares over another in the Trust.

Service Agents, or if applicable, their designees, that have entered into agreements with the Trust or its agent, may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Funds’ pricing on the following business day.  If payment is not received by the Trust’s Transfer Agent by such time, the Service Agent could be held liable for resulting fees or losses.  A Fund may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order.  Orders received by the Trust in proper form will be priced at each Fund’s NAV next computed after they are received by the Service Agent or its authorized designee.  Service Agents are responsible to their customers and the Trust for timely transmission of all subscription and redemption requests, investment information, documentation and money.

37

Redemption of Shares
Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by your Fund(s).

Fund shares may be redeemed by mail or telephone, at any time, at the NAV as next determined after receipt of the redemption request.  A $15 fee will be applied to each wire redemption.

Redeeming shares:	Designed for:	To sell some or all of your shares:
By Mail	♦ Accounts of any type. ♦ Redemptions in excess of $5,000,000 or more for Class I shares and redemptions in excess of $100,000 or more for Class R shares must be in writing with a signature guarantee.
♦ Write a letter of instruction indicating the Fund name, your share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
♦ Include all signatures and any additional documents that may be required.
♦ Mail the materials to:
PineBridge Mutual Funds
Fund Name
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202

♦ A check will normally be mailed on the next business day to the name(s) and address of record, or according to your letter of instruction. A fee will be deducted from your account for all overnight courier requests.

By Telephone
♦ Most accounts.
♦ If selected on your Account Application you may redeem shares by telephone.  Class R redemptions require a signature guarantee for amounts in excess of $100,000.  Class I redemptions in excess of $5,000,000 also require a signature guarantee.  Redemptions from either class, in excess of the stated amounts must be made in writing.

♦ For automated service 24 hours a day using your touch-tone phone, call 1-800-426-9157.
♦ To place an order or to speak to a Transfer Agent, call 1-800-426-9157 between 9:00 a.m. and 8:00 p.m. (Eastern Time) on most business days.

♦ Once a telephone transaction has been placed, it cannot be canceled or modified.

38

By Wire	♦ If selected on your Account Application proceeds will be wired to your predetermined bank account.
♦ Fill out the “Telephone Options” section of your new account application.
♦ Amounts of $1,000 or more will be wired on the next business day.  Wire charges, currently $15, will be deducted from your account balance on dollar specific trades.  If you are redeeming your entire account or are requesting a redemption for a specific share amount, the wire charge will be deducted from the redemption proceeds.  Your bank or financial institution may charge a fee for receiving the wire from the Funds.

By Exchange	♦ Accounts of any type. ♦ Redemptions of any amount.	♦ Review the current prospectus for the Fund or the fund into which you are exchanging. ♦ Call 1-800-426-9157 to request an exchange.

Telephone Redemption Information
Your redemption will be mailed to your address of record, wired to your bank of record or sent via electronic funds transfer through the ACH network to your predetermined bank account.

Although there is no charge for an ACH payment, you may not receive credit to your bank account for two to three business days.

The Fund will take steps to confirm that a telephone redemption is authentic.  This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions.  The Funds reserve the right to refuse telephone instructions if they cannot reasonably confirm the telephone instructions.

The Fund may be liable for losses from unauthorized or fraudulent telephone transactions, only if these reasonable procedures are not followed.

39

Telephone trades must be received by or prior to market close. During periods of high volume, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that we will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing to the address noted above.

Systematic Withdrawal Plan
To be eligible to participate in the Systematic Withdrawal Plan, your account must have a value of $5,000 or more for Class R shares.  You may receive monthly, quarterly or annual payment in amounts of not less than $50 per payment.  To participate in the Systematic Withdrawal Plan, complete the appropriate section of the new account application, or call 1-800-436-9157.  You may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying U.S. Bancorp Fund Services, LLC five days prior to the effective date of the next withdrawal.  This service may not be provided by Service Agent clients who are provided similar services by those organizations.  Note that this plan may deplete your investment and affect your income or yield.  You should not make systematic withdrawals if you plan to continue investing in a Fund, due to potential tax liabilities resulting from the withdrawals (which are treated as sales of shares for income tax purposes).  The Funds may modify or terminate this plan at any time.

Signature Guarantees
Signature guarantees are required in the following situations:

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When redemption proceeds are sent by wire if such action was not previously authorized on the account;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	When redemption requests exceed $5,000,000 for Class I shares and in excess of $100,000 for Class R shares;

•	If ownership is changed on the account.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

The purpose of a signature guarantee is to verify the identity of the party who has authorized a redemption.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP).  A notary public is not an acceptable signature guarantor.

IRA Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

40

Other Redemption Information
Normally, each Fund will make a payment for all shares redeemed under proper procedures within one business day of and no more than seven business days after receipt of the request.  The Trust may suspend the right of redemption or postpone the date, as permitted by the SEC, including under emergency circumstances and at times when the NYSE is closed.

If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, the Funds may pay redemption proceeds in whole or in part by a distribution in-kind of securities or other assets held by a Fund in lieu of cash in conformity with applicable rules of the SEC.  To the extent that a Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of these securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

No redemption request will become effective until the Transfer Agent has received all documents in proper form.  Shareholders should contact the Transfer Agent at 1-800-426-9157 for further information concerning documentation required for redemption of Fund shares.  If any portion of the shares to be redeemed represents an investment made by check, the Trust may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to fifteen calendar days from the purchase date.

Retirement Plans
Shares of the Funds are available for use in certain types of tax-deferred retirement plans and accounts such as:

•	IRAs (including Roth IRAs);

•	employer-sponsored defined contribution plans (including 401(k) plans);

•	defined benefit plans; and

•	tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

Fund shares also may be used in Coverdell education savings accounts.

Qualified investors benefit from the tax-free compounding of income dividends and capital gain distributions in these plans and accounts.  Application forms and brochures describing investments in the Funds for these plans and accounts can be obtained by calling the Trust at 1-800-426-9157.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions
Each Fund will distribute annually to its shareholders substantially all of its net investment income and any net realized capital gains.  A Fund’s dividends and capital gain distributions will be reinvested automatically in additional shares of that Fund unless the Trust is notified in writing that the shareholder elects to receive dividends and/or capital gain distributions in cash.

The Funds reserve the right, if a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record or if a check remains outstanding for six months, to reinvest the distribution checks in the shareholder’s account at the Fund’s current net asset value per share, and to reinvest all subsequent distributions.  No interest will accrue on amounts represented by uncashed distribution checks.

41

Federal Taxes
Each Fund contemplates declaring as dividends (sometimes referred to in this section as “distributions”) each year all or substantially all of its taxable income and net capital gain (that is the excess of net long-term capital gain over net short-term capital loss), if any.  You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.

Distributions attributable to a Fund’s net capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares.  Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011.

Other distributions, including amounts attributable to dividends, interest and the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”) a Fund earns or realizes, will generally be taxable as ordinary income.  Certain income dividends a Fund pays to individual shareholders will be taxed at the 15% maximum rate applicable to net capital gain.  This tax treatment will apply to a shareholder only if he or she satisfies certain holding period and other requirements regarding his or her Fund shares and the dividends are attributable to “qualified dividend income” (“QDI”) the Fund receives.  For this purpose, QDI means dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period and other requirements regarding the stock on which the dividends were paid. These special rules generally apply to taxable years beginning before January 1, 2011.  Thereafter, a Fund’s dividends, other than capital gain distributions, will be fully taxable at ordinary income tax rates unless legislative action is taken.

A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations.  The eligible portion may not exceed the aggregate dividends a Fund receives from U.S. corporations.  However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

By law, each Fund must withhold 28% of distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to you if you are an individual or other non-corporate shareholder and have not provided to the Trust a correct social security number or other taxpayer identification number.  Each Fund also must withhold 28% of distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.

Because each Fund seeks capital appreciation as opposed to current income, the Trust anticipates that most of the distributions from the Funds will be taxed as long-term capital gain.  From time to time, however, distributions from the Micro Cap Portfolio (and possibly the other Funds) may be from ordinary income and net short-term gain (which is taxed as ordinary income, and is not QDI, when received by shareholders) in amounts that exceed capital gain distributions, primarily as a result of high portfolio turnover.

You should note that if you purchase shares just before a distribution, you will be taxed on that distribution like other shareholders, even though that distribution represents a return of part of your investment.  This is known as “buying into a distribution.”  You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

42

You will recognize taxable gain or loss on an exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them.  This gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions that were received on the shares.  Any capital gain an individual shareholder recognizes on a redemption or exchange through 2010 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

The one major exception to these tax principles is that distributions on, and exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan or account) will not be currently taxable.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges.  Shareholders should consult with their tax advisers regarding the tax status thereof in their state and locality.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), distributes each Fund’s shares offered herein.  The Distributor, an affiliate of the Trust’s administrator, transfer agent and custodian, receives fees under each Fund’s Rule 12b-1 plans.

Distribution and Service (Rule 12b-1) Fees
Class R shares of each Fund have adopted a plan under Rule 12b-1 that permits them to pay for distribution and account maintenance and other services provided to shareholders.  Under the plan, each Fund may pay a maximum annualized fee of up to 0.35% of the Fund’s average daily net assets.  Because Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Exchange Privileges
Shares of each Fund may be exchanged for the same class of shares of any other Fund included in the Trust.  Exchange requests should be made by writing to PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin  53201-0701 or by calling the Trust at 1-800-426-9157.  Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts is identical.

Any exchange will be based on the NAV of the shares involved.  There is no charge to perform an exchange.  Before making an exchange into a Fund, a shareholder should read the Prospectus of the Fund which you would like to exchange (contact the Trust at 1-800-426-9157 for additional copies of the Prospectus).  All exchanges are subject to applicable minimum initial investment requirements.  Exchanges can only be made between Funds. An exchange into the same share class of another Fund is treated as a sale of shares and may result in capital gain or loss for income tax purposes, except for IRAs, Keogh Plans, 401(k) plans and other tax-qualified or tax-exempt accounts.

43

The exchange privilege may be terminated or modified upon 60 days written notice.  Requests for exchanges with other Funds received prior to the close of the NYSE (generally 4 p.m., Eastern Time) will be processed as of the close of business on the same day.  Requests received after that time will be processed on the next business day.  The Board may limit the frequency and amount of exchanges permitted.  For additional information regarding telephoned instructions, see “Redemption of Shares by Telephone” below.

To protect the interests of other shareholders, the Trust may cancel the exchange privileges of any investors that, in the Adviser’s opinion are using market timing strategies or making excessive exchanges.  A Fund may also refuse any exchange order.

Certificated shares.
Most shares are electronically recorded.  If you wish to have certificates for your shares, please call 1-800-426-9157 for further information.  You may sell or exchange certificated shares only by returning the certificates to the Funds, along with a letter of instruction and signature guarantee.  The Funds do not issue certificates for fractional shares.

GENERAL POLICIES

Market Timing Policy
Each Fund is designed for long-term investment purposes and is not intended to provide a method for short-term gains.  The Trustees have adopted a market timing policy to discourage and help prevent market timing activities in the Funds.  This policy is applied consistently to all shareholders.  However, the ability of the Funds to detect and prevent market timing in certain accounts, such as omnibus accounts, is limited.

The Funds may decline to accept new accounts when there is reason to believe that the account may be used for market timing.  In addition, the Funds reserve the right to reject any purchase or exchange transaction without any prior notice, if in the opinion of the Funds, the transaction may be a market timing activity or if the transaction is excessive.  The Funds may consider the trading history of accounts to determine whether to reject a purchase or exchange transaction.  In addition, the transfer agent may monitor the Funds for market timing activities.

The risks of market timing in the Funds include interfering with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions, increasing portfolio turnover, brokerage expenses, and administrative costs and harming the performance of the Funds, particularly for long-term shareholders.

For the Funds that invest in smaller cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that smaller cap stocks may trade infrequently and thus their prices may be slow to react to information.

Policy on Allocation of IPOs
In managing its clients’ assets, the Adviser may distribute shares of initial public offerings (IPOs) to eligible accounts, which include the Funds.  Under normal conditions, the Adviser categorizes each IPO by market capitalization of the issuer and allocates shares of the IPO pro rata across all eligible accounts within that market capitalization strategy.

44

Policy on Proxy Voting
The Adviser has adopted and implemented proxy voting policies and procedures designed to vote each proxy in accordance with established proxy voting guidelines and in a manner that reflects the best interest of the Funds and its shareholders, taking into account the value of the Funds’ investment.  Every reasonable effort will be made to vote proxies.  However, the Adviser is not required to vote a proxy if it is not practicable to do so or it is determined that the potential costs involved with voting a proxy outweigh the potential benefits to a Fund and its shareholders.

Householding
In an effort to decrease costs, the Trust intends to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-426-9157 to request individual copies of these documents.  Once the Trust receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

INDEX DESCRIPTIONS

The Average Annual Total Return table for each Fund includes a comparison of each Fund’s returns to the returns of a broad-based market index.  The indices that appear in the Fund’s Average Annual Total Return tables are described below.

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 2000® Growth Index figures do not reflect any fees, expenses or taxes.

The Russell Midcap® Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap® Growth Index does not reflect any fees, expenses or taxes.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 3000® Growth Index does not reflect any fees, expenses or taxes.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class R and/or I shares of a Fund (assuming the reinvestment of all dividends and other distributions).  This information has been audited by […], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

45

MICRO CAP GROWTH FUND

Period Ended	Net Asset Value, beginning of period	Net invest- ment loss1	Net gain (loss) on invest- ments (realized and unrealized)	Total from invest- ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return2	Net Asset end of period (000’s)	Ratio of net expenses to average net assets3	Ratio of net investment loss to average net assets4	Portfolio Turnover6
Class I
11/30/2005	20.27	(0.24)	0.73	0.49	—	—	—	20.76	2.42	94,226	1.52	(1.22)	197
11/30/2006	20.76	(0.21)	4.05	3.84	—	(0.14)	(0.14)	24.46	18.64	86,841	1.60	(0.92)	304
11/30/2007	24.46	(0.26)	4.77	4.51	—	(4.09)	(4.09)	24.88	21.94	90,421	1.60	(1.13)	149
11/30/2008	24.88	(0.10)	(10.40)	(10.50)	—	(3.96)	(3.96)	10.42	(50.02)	41,582	1.60	(0.58)	250
11/30/2009	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]
Class R5
11/30/2005	20.07	(0.28)	0.71	0.43	—	—	—	20.50	2.14	12,408	1.75	(1.45)	197
11/30/2006	20.50	(0.22)	4.10	3.88	—	(0.14)	(0.14)	24.24	19.07	6,707	1.81	(1.13)	304
11/30/2007	24.24	(0.32)	4.68	4.36	—	(4.09)	(4.09)	24.51	21.53	12,851	1.87	(1.39)	149
11/30/2008	24.51	(0.14)	(10.20)	(10.34)	—	(3.96)	(3.96)	10.21	(50.14)	4,458	1.85	(0.82)	250
11/30/2009	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]

1   Calculated based upon average shares outstanding.
2   Total return is not annualized and does not reflect sales load.
3     Ratio presented above represents expenses net of waivers and reimbursements.  Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/07	11/30/08	11/30/09
Micro Cap Growth Fund Class I	1.62%	1.73%	1.73%	1.73%	[…]%
Micro Cap Growth Fund Class R	1.90	1.99	2.06	2.03	[…]

4	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:
	11/30/2005	11/30/2006	11/30/07	11/30/08	11/30/09
Micro Cap Growth Fund Class I	(1.22)%	(1.05)%	(1.26)%	(0.71)%	[…]%
Micro Cap Growth Fund Class R	(1.50)	(1.31)	(1.58)	(1.00)	[…]

5   Formerly Class A shares.
6   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

46

SMALL CAP GROWTH FUND

Year Ended	Net Asset Value, beginning of year	Net invest- ment loss1	Net gain (loss) on invest- ments (realized and unrealized)	Total from invest-ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of year	Total return2	Net Asset end of year (000’s)	Ratio of net expenses to average net assets3	Ratio of net investment loss to average net assets4	Portfolio Turnover6
Class I
11/30/2005	17.67	(0.16)	1.08	0.92	—	—	—	18.59	5.21	33,082	1.28	(0.95)	186
11/30/2006	18.59	(0.16)	2.95	2.79	—	—	—	21.38	15.01	25,284	1.35	(0.82)	307
11/30/2007	21.38	0.55	5.88	6.43	—	—	—	27.81	30.077	29,559	1.35	2.21	173
11/30/2008	27.81	(0.15)	(13.93)	(14.08)	(0.54)	—	(0.54)	13.19	(51.62)	13,187	1.35	(0.68)	366
11/30/2009	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]
Class R5
11/30/2005	17.23	(0.20)	1.05	0.85	—	—	—	18.08	4.93	4,189	1.50	(1.17)	186
11/30/2006	18.08	(0.20)	3.13	2.93	—	—	—	21.01	16.21	3,698	1.59	(1.06)	307
11/30/2007	21.01	0.46	5.78	6.24	—	—	—	27.25	29.707	6,658	1.64	1.87	173
11/30/2008	27.25	(0.21)	(13.66)	(13.87)	(0.47)	—	(0.47)	12.91	(51.78)	2,341	1.65	(0.98)	366
11/30/2009	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]

1   Calculated based upon average shares outstanding.
2   Total return is not annualized and does not reflect sales load.
3     Ratio presented above represents expenses net of waivers and reimbursements.  Ratio of expenses to average net assets before expense reimbursements, as follows:
	11/30/2005	11/30/2006	11/30/07	11/30/08	11/30/09
Small Cap Growth Fund Class I	1.38%	1.66%	1.86%	1.69%	[…]%
Small Cap Growth Fund Class R	1.65	1.95	2.20	2.04	[…]

4	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:
	11/30/2005	11/30/2006	11/30/07	11/30/08	11/30/09
Small Cap Growth Fund Class I	(0.95)%	(1.13)%	1.70%	(1.02)%	[…]%
Small Cap Growth Fund Class R	(1.22)	(1.42)	1.31	(1.37)	[…]

5   Formerly Class A shares.
6   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
7   Payments by affiliates on September 14, 2007 increased the total return by 2.68% and 2.74% for Class I and Class R shares, respectively.

47

MID CAP GROWTH FUND

Period Ended	Net Asset Value, beginning of period	Net invest- ment loss1	Net gain (loss) on invest- ments (realized and unrealized)	Total from invest- ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return2	Net Asset end of period (000’s)	Ratio of net expenses to average net assets3	Ratio of net investment loss to average net assets4	Portfolio Turnover6
Class I
11/30/2005	11.34	(0.08)	1.04	0.96	—	—	—	12.30	8.47	27,743	1.19	(0.71)	272
11/30/2006	12.30	0.06	0.62	0.68	—	(1.51)	(1.51)	11.47	5.93	14,951	1.20	0.52	499
11/30/2007	11.47	(0.09)	3.41	3.32	(0.06)	(0.92)	(0.98)	13.81	31.62	6,126	1.20	(0.77)	237
11/30/2008	13.81	(0.08)	(5.24)	(5.32)	—	(2.07)	(2.07)	6.42	(45.43)	2,953	1.20	(0.75)	407
11/30/2009	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]
Class R5
11/30/2005	11.19	(0.09)	1.02	0.93	—	—	—	12.12	8.31	34,126	1.25	(0.77)	272
11/30/2006	12.12	0.05	0.60	0.65	—	(1.51)	(1.51)	11.26	5.86	35,833	1.22	0.50	499
11/30/2007	11.26	(0.09)	3.29	3.20	(0.06)	(0.92)	(0.98)	13.48	31.22	46,781	1.23	(0.80)	237
11/30/2008	13.48	(0.07)	(5.10)	(5.17)	—	(2.07)	(2.07)	6.24	(45.44)	25,436	1.22	(0.77)	407
11/30/2009	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]

1   Calculated based upon average shares outstanding.
2   Total return is not annualized and does not reflect sales load.
3     Ratio presented above represents expenses net of waivers and reimbursements.  Ratio of expenses to average net assets before expense reimbursements, as follows:
	11/30/2005	11/30/2006	11/30/07	11/30/08	11/30/09
Mid Cap Growth Fund Class I	1.19%	1.35%	1.45%	1.41%	[…]%
Mid Cap Growth Fund Class R	1.25	1.37	1.48	1.43	[…]

4	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:
	11/30/2005	11/30/2006	11/30/07	11/30/08	11/30/09
Mid Cap Growth Fund Class I	(0.71)%	0.37%	(1.02)%	(0.96)%	[…]%
Mid Cap Growth Fund Class R	(0.77)	0.35	(1.05)	(0.98)	[…]

5      Formerly Class A shares.
6      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

48

US FOCUS EQUITY FUND

Period Ended	Net Asset Value, beginning of period	Net invest- ment loss1	Net gain (loss) on invest- ments (realized and unrealized)	Total from invest- ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return2	Net Asset end of period (000’s)	Ratio of net expenses to average net assets3	Ratio of net investment loss to average net assets4	Portfolio Turnover6
Class I
11/30/2005	14.46	(0.10)	1.46	1.36	—	—	—	15.82	9.41	16,107	1.20	(0.70)	295
11/30/2006	15.82	0.05	0.84	0.89	—	—	—	16.71	5.63	8,675	1.20	0.31	507
11/30/2007	16.71	0.10	5.05	5.15	(0.05)	—	(0.05)	21.81	30.957	7,991	1.20	0.55	239
11/30/2008	21.81	(0.15)	(10.68)	(10.83)	(0.08)	—	(0.08)	10.90	(49.84)	3,520	1.20	(0.80)	397
11/30/2009	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]
Class R5
11/30/2005	14.27	(0.11)	1.43	1.32	—	—	—	15.59	9.25	42,492	1.24	(0.74)	295
11/30/2006	15.59	0.05	0.83	0.88	—	—	—	16.47	5.64	44,048	1.24	0.27	507
11/30/2007	16.47	0.08	4.94	5.02	(0.05)	—	(0.05)	21.44	30.597	65,502	1.23	0.45	239
11/30/2008	21.44	(0.15)	(10.49)	(10.64)	(0.08)	—	(0.08)	10.72	(49.82)	29,306	1.25	(0.85)	397
11/30/2009	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]	[…]

1   Calculated based upon average shares outstanding.
2   Total return is not annualized and does not reflect sales load.
3     Ratio presented above represents expenses net of waivers and reimbursements.  Ratio of expenses to average net assets before expense reimbursements, as follows:
	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009
US Focus Equity Fund Class I	1.30%	1.37%	1.39%	1.36%	[…]%
US Focus Equity Fund Class R	1.34	1.41	1.42	1.41	[…]

4	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:
	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009
US Focus Equity Fund Class I	(0.80)%	0.14%	0.36%	(0.96)%	[…]%
US Focus Equity Fund Class R	(0.84)	0.10	0.26	(1.01)	[…]

5   Formerly Class A shares.
6   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
7   Payments by affiliates on September 14, 2007 increased the total return by 1.21% and 1.23% for Class I and Class R shares, respectively.

49

PineBridge.com/USMutual Funds

Fund complete information about the PineBridge Mutual Funds, including:

▪	Fund Fact Sheets
▪	Quarterly newsletters
▪	Market and fund commentaries
▪	Prices and performance
▪	Fund literature and forms

For More Information

You may obtain the following and other information on these Funds free of charge:

Annual and Semi-Annual Reports to Shareholders

Provide the Funds’ most recent financial reports and portfolio listings, as well as a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal period.  The Annual and Semi-Annual Reports are available free of charge on the Trust’s website at www.PineBridge.com/USMutual Funds.

Statement of Additional Information (SAI)

Contains a more detailed description of the Funds’ operations, restrictions, policies and management.  The SAI is incorporated by references into this Prospectus, which means that it is legally part of this Prospectus.

SEC:  Text only version of Company documents can be viewed online or downloaded from:  http://www.sec.gov

You may review and obtain copies of Trust information at the SEC Public Reference Room, 100 F Street, Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling 1-202-551-8090. Copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section, Washington D.C. 20549-1520, or by electronic request to publicinfo@sec.gov.  The Trust does not make its SAI available on its website since this document is available at the SEC’s website.  You can obtain a free copy of the SAI and Annual and Semi-Annual Reports, request other information, or make general inquiries about the Trust by calling the toll-free number or writing to the address provided below.

Investment Company Act of 1940 File No. 811-07881.

Logo

c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street   *   Milwaukee, WI 53202

800.426.9157

STATEMENT OF ADDITIONAL INFORMATION
March 30, 2010

PineBridge US Micro Cap Growth Fund
(formerly known as Brazos Micro Cap Portfolio)

Class R Shares (PBMRX)	Class I Shares (PBMBX)

PineBridge US Small Cap Growth Fund
(formerly known as Brazos Small Cap Portfolio)

Class R Shares (PBSRX)	Class I Shares (PBSBX)

PineBridge US Mid Cap Growth Fund
(formerly known as Brazos Mid Cap Portfolio)

Class R Shares (PBDRX)	Class I Shares (PBDBX)

PineBridge US Focus Equity Fund
(formerly known as Brazos Growth Portfolio)

Class R Shares (PBFAX)	Class I Shares (PBFIX)

(Each a “Fund”, collectively the “Funds”)

Class R Shares were formerly Class N Shares
Class I Shares were formerly Class Y Shares

Each Fund is a Series of PineBridge Mutual Funds
(formerly Brazos Mutual Funds)

This SAI is not a prospectus, but should be read in conjunction with the current combined prospectus dated March 30, 2010 (the “Prospectus”) as may be revised, of the Funds, each a series of PineBridge Mutual Funds.  A copy of the Prospectus and the Funds’ Annual and Semi-Annual Reports may be obtained, without charge, by calling or writing the Funds as shown below or by visiting the Funds’ website at www.PineBridge.com/USMutualFunds.  Capitalized terms used in this SAI, but not defined herein, have the meanings assigned to them in the Prospectus.  This SAI is incorporated herein to the Funds’ Prospectus.  In other words, it is legally part of the Prospectus.

PineBridge Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
1- 800-426-9157

Table of Contents - SAI

This SAI and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

HISTORY OF THE FUNDS

Brazos Mutual Funds was organized as a Delaware business trust under the laws of the State of Delaware on October 28, 1996.  Brazos Mutual Funds has since become a Delaware statutory trust by operation of law.  On January […], 2010, the name of the trust was changed to PineBridge Mutual Funds (the “Trust”).  The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Trust’s principal office is located at 70 Pine Street, 11th Floor, New York, New York, 10270.  The Trust consists of various series that represent separate investment portfolios.  PineBridge Investments, LLC (the “Adviser”) serves as the investment adviser to the Trust.

INVESTMENT POLICIES

The discussion below supplements information contained in the Prospectus relating to investment policies of the Funds.  Unless otherwise specified, each Fund may invest in the following types of investments, each of which is subject to certain risks.

Diversification.  With the exception of the PineBridge US Focus Equity Fund, the Funds are “diversified” under the Investment Company Act of 1940, as amended, (“1940 Act”).  This means that, as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, diversification of a mutual fund’s holdings is measured at the time a fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as “diversified” funds.

Non-Diversification.  The PineBridge US Focus Equity Fund is non-diversified under the 1940 Act, which means that there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each fiscal quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each fiscal quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities) of more than 25% of the value of the Fund’s total assets.  In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.

Focusing investments in a small number of issuers or industries increases risk.  Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than funds that are “diversified.”  Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.  Some of those issuers also may present substantial credit or other risks.

Table of Contents - SAI

Percentage Limitations.  Whenever an investment policy or restriction states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitations will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset unless indicated otherwise.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Illiquid and Restricted Securities.  No more than 15% of the value of a Fund’s net assets, determined as of the date of purchase, may be invested in illiquid securities including repurchase agreements that have a maturity of longer than seven days, interest-rate swaps, currency swaps, caps, floors and collars, or other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale, because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.  A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security.  Adverse market conditions could impede a public offering of such securities.  When purchasing unregistered securities, each of the Funds will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

For example, pursuant to applicable guidelines, restricted securities, such as securities eligible for resale under Rule 144A promulgated under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction.  This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities.  In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument.  The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees.  In reaching liquidity decisions the Adviser will consider, among other things, pursuant to guidelines and procedures established by the Trustees, the following factors:  (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).  Subject to the applicable limitation on illiquid securities investments, a Fund may acquire securities issued by the U.S. Government, its agencies or instrumentalities in a private placement.

Table of Contents - SAI

Commercial paper issues in which a Fund’s net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”).  Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction.  Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.  Section 4(2) paper issued by a company that files reports under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above.  A Fund’s 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees.  The Trustees have delegated to the Adviser the function of making day to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

Repurchase Agreements.  Each Fund may enter into repurchase agreements only involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser, subject to applicable guidelines.  In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price.  The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.  The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Fund’s money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value equal to the repurchase price, including accrued interest, or 102% of the repurchase price if such securities mature in more than one year.  The instruments held as collateral are valued daily and if the value of the instruments declines, the Fund will require additional collateral.  If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.  The Trustees have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor each Fund’s use of repurchase agreements.  A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets.  However, there is no limit on the amount of a Fund’s net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement.  The Fund then invests the proceeds from the transaction in another obligation in which the Fund is authorized to invest.  The Fund’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage.  A Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.  In order to minimize any risk involved, the Fund will segregate cash or liquid securities in an amount at least equal in value to its purchase obligations under these agreements (including accrued interest).  In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s repurchase obligation, and the Fund’s use of proceeds of the agreement may effectively be restricted pending such decision.  Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings.  See “Investment Restrictions.”

Table of Contents - SAI

Fixed Income Securities.  Each Fund may invest, subject to the percentage and credit quality limitations stated herein and in the Prospectus, in debt securities, mainly obligations issued by governments and money market instruments, without regard to the maturities of such securities.

Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future.  Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer’s liquidation.  Many fixed income securities are subject to scheduled retirement, or may be retired or “called” by the issuer prior to their maturity dates.  The interest rate on certain fixed income securities, known as “variable rate obligations,” is determined by reference to or is a percentage of an objective standard, such as a bank’s prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted.  Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount.  The interest rate on certain fixed income securities, called “floating rate instruments,” changes whenever there is a change in a designated base rate.

The market values of fixed income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise.  The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations.  Long-term instruments are generally more sensitive to these changes than short-term instruments.  The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest.

“Investment grade” is a designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”) (AAA, AA, A or BBB) or by Moody’s Investors Services, Inc. (“Moody’s”) (Aaa, Aa, A or Baa), or, if unrated, considered by the Adviser to be of comparable quality.  The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

Those debt securities rated “BBB” or “Baa,” while considered to be “investment grade,” may have speculative characteristics and changes in economic conditions or other circumstances and are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.  As a consequence of the foregoing, the opportunities for income and gain may be limited. While the Funds have no stated policy with respect to the disposition of securities whose ratings fall below investment grade, each occurrence is examined by the Adviser to determine the appropriate course of action.

Table of Contents - SAI

Short-Term and Temporary Defensive Instruments.  For temporary defensive purposes, each Fund, except as described below, may invest up to 100% of its total assets in fixed income securities, including money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality) and money market mutual funds.  A description of securities ratings is contained in Appendix A to this SAI.

Subject to the limitations described above and below, the following is a description of the types of money market and fixed income securities in which the Funds may invest:

U.S. Government Securities.  See “U.S. Government Securities” below.

Commercial Paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.  A Fund’s commercial paper investments may include variable amount master demand notes and floating rate or variable rate notes.  Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower.  Master demand notes permit daily fluctuations in the interest rates while the interest rate under variable amount floating rate notes fluctuates on a weekly basis.  These notes permit daily changes in the amounts borrowed. A Fund has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty.  Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes.  Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time.  Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein.  With both types of notes, therefore, a Fund’s right to redeem depends on the ability of the borrower to pay principal and interest on demand.  In connection with both types of note arrangements, a Fund considers earning power, cash flow and other liquidity ratios of the issuer.  These notes, as such, are not typically rated by credit rating agencies.  Unless they are so rated, a Fund may invest in them only if, at the time of an investment, the issuer has an outstanding issue of unsecured debt rated in one of the two highest categories by a nationally recognized statistical rating organization.  The Funds will generally purchase commercial paper only of companies of medium to large capitalizations (i.e., $1 billion or more).

Certificates of Deposit and Bankers’ Acceptances.  Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Corporate Obligations.  Corporate debt obligations (including master demand notes).  For a further description of variable amount master demand notes, see “Commercial Paper” above.

Table of Contents - SAI

Repurchase Agreements.  See “Repurchase Agreements” above.

U.S. Government Securities.  Each Fund may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury.  These instruments are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States.  They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.  For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government.  They are of the highest possible credit quality.  These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. Government to be paid in full.

Each Fund also may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government.  These obligations, including those guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the United States. Obligations of the Farmer’s Home Administration (“FMHA”) and the Export-Import Bank are backed by the full faith and credit of the United States.

Each Fund also may invest in securities issued by U.S. Government instrumentalities and certain federal agencies that are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another.  For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, the Federal Land Banks, Central Bank for Cooperatives, and Federal Intermediate Credit Banks.  In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed by the Conservator of the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

Investment in Small and Medium Sized, Unseasoned Companies.  As described in the Prospectus, the Small Cap Fund and the Micro Cap Fund will invest, and the other Funds may invest, in the securities of small and micro cap companies.  Micro cap generally refers to a capitalization of $600 million or lower or a capitalization of companies represented in the lower 50% of the Russell 2000® Growth Index.  Small cap generally refers to a capitalization of $200 million to $2.5 billion or a capitalization of companies represented in the Russell 2000® Growth Index.  These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case.  It may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable.  A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and, therefore, have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment.  Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.  If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.  While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

Table of Contents - SAI

Companies with market capitalization of $1.0 billion to $12 billion or the capitalization of companies represented in the Russell Midcap® Growth Index (“mid-cap companies”) may also suffer more significant losses as well as realize more substantial growth than larger, more established issuers.  Thus, investments in such companies tend to be more volatile and somewhat speculative.  The Mid Cap Fund will invest, and the other Funds may invest, in the securities of mid-cap companies.

Warrants and Rights.  Each Fund may invest in warrants, which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration (generally two or more years).  Such investments generally can provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock.  The prices of warrants do not necessarily move with the prices of the underlying securities.  If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof.  Investment in warrants is a speculative activity.  Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

When-Issued and Delayed Delivery Securities.  Each Fund may purchase or sell such securities on a “when-issued” or “delayed delivery” basis.  Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement.  “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.  When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction.  Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price.

Table of Contents - SAI

A Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction.  Failure to do so may result in a Fund losing the opportunity to obtain a price and yield considered to be advantageous.  If a Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.  (At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purpose of investment leverage.  A Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and forward commitments may be sold prior to the settlement date.  In addition, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Fund.

When-issued transactions and forward commitments may be used to offset anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and failing prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

Foreign Securities. Foreign securities are stocks or other instruments, as described below, of companies incorporated outside the United States.  Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.  Although foreign securities are generally not expected to constitute a significant portion of any Fund’s investment portfolio, each Fund is authorized to invest in foreign securities.  A Fund may purchase securities issued by issuers in any country.

Each Fund may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored.  A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories.  Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR.  The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities.  A Fund may invest in either type of ADR.  Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties.

Table of Contents - SAI

A Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country.  Simultaneously, the ADR agents create a certificate that settles at a Fund’s custodian in five days.  A Fund may also execute trades on the U.S. markets using existing ADRs.  A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer.  Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Fund’s investment policies, the Fund’s investments in these types of securities will be deemed to be investments in the underlying securities.  Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.  Any percentage limitations regarding investments in foreign securities include investments in ADRs, EDRs and GDRs.

To the extent applicable, each Fund also may invest in securities denominated in euros, the official currency of the European Union, which has been implemented in 15 of the 27 member states and certain other countries around the world.

Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (i.e., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the United States; less regulation of foreign issuers, stock exchanges and brokers than in the United States; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than in the United States; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments;  the imposition of foreign taxes on investment income derived from such countries and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy.  Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide potentially higher rates of return to investors.

The performance of investments in securities denominated in a foreign currency (“non-dollar securities”) will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency.  Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Fund’s non-dollar securities in terms of U.S. dollars.  A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Fund’s non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Because a Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of a Fund’s shares may change on days when a shareholder will not be able to purchase or redeem shares.

Table of Contents - SAI

Loans of Portfolio Securities.  Consistent with applicable regulatory requirements, each Fund may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Fund receives income while retaining the securities’ potential for capital appreciation.  The advantage of such loans is that a Fund continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term debt securities, including repurchase agreements.  A loan may be terminated by the borrower on one business day’s notice or by a Fund at any time.  If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral.  As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially.  However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy.  On termination of the loan, the borrower is required to return the securities to a Fund; and any gain or loss in the market price of the loaned security during the loan would inure to the Fund.  Each Fund will pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Since voting or consent rights that accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund’s investment in the securities that are the subject of the loan.

Derivatives Strategies.  Each Fund may write (i.e., sell) and purchase call options (“calls”) on securities traded on U.S. and foreign securities exchanges and over-the-counter markets to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions. All such calls written by a Fund must be “covered” while the call is outstanding (i.e., the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

Each Fund also may write and purchase put options (“puts”), which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price.  A Fund will receive a premium for writing a put option that increases the Fund’s return.  The Funds write only covered put options, which means that so long as a Fund is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash or liquid securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities.

Hedging Strategies.  For hedging purposes or as a temporary maneuver, each Fund, except as described below, may also use:  interest rate futures contracts, foreign currency futures contracts, and stock and bond index futures contracts (together, “Futures”); forward contracts on foreign currencies (“Forward Contracts”); and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all the foregoing referred to as “Hedging Instruments”).  All puts and calls on securities, interest rate Futures or stock and bond index Futures or options on such Futures purchased or sold by the Fund will be listed on a national securities or commodities exchange or on U.S. over-the-counter markets.  Hedging Instruments may be used to attempt to:  (i) protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) protect a Fund’s unrealized gains in the value of its equity and debt securities that have appreciated; (iii) facilitate selling securities for investment reasons; (iv) establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or (v) reduce the risk of adverse currency fluctuations.  A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets.  In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts, together with obligations to purchase options, would exceed 20% of its total assets.

Table of Contents - SAI

A Fund’s strategy of hedging with Futures and options on Futures will be incidental to its activities in the underlying cash market.  When hedging to attempt to protect against declines in the market value of a Fund’s portfolio, to permit a Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, a Fund could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures.  When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, a Fund could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities.  When hedging to protect against declines in the dollar value of a foreign currency-denominated security, a Fund could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts at a lower rate than the spot (“cash”) rate.  Additional information about the Hedging Instruments the Funds may use is provided below.

Options

Options on Securities.  As noted above, each Fund may write and purchase call and put options (including yield curve options) on futures contracts, equity and debt securities.

When a Fund writes a call on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. In such instance, the Fund retains the risk of loss should the price of the underlying security increase during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a “closing purchase transaction.”  A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased.  A profit may also be realized if the call expires unexercised, because a Fund retains the underlying security and the premium received.  If a Fund could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Fund will lose its premium payment and the right to purchase the underlying investment.

Table of Contents - SAI

A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call.  The premium a Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price.  However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Fund (as the writer of the put) realizes a gain in the amount of the premium.  If the put is exercised, a Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time.  In that case, a Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put.  Furthermore, effecting such a closing purchase transaction will permit a Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund.  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When a Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.  Buying a put on an investment a Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put.  The put may, however, be sold prior to expiration (whether or not at a profit).

Buying a put on an investment a Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price.  The resale price of the put will vary inversely with the price of the underlying investment.  If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date.  In the event of a decline in the stock market, a Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.  As long as the obligation of a Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer, through whom such option was sold, requiring a Fund to take delivery of the underlying security against payment of the exercise price.  A Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  This obligation terminates upon expiration of the put, or such earlier time at which a Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold.  Once a Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

Table of Contents - SAI

Options on Foreign Currencies. Each Fund may write and purchase puts and calls on foreign currencies.  A call written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund) upon conversion or exchange of other foreign currency held in its portfolio.  A put option is “covered” if the Fund segregates cash or liquid securities with a value at least equal to the exercise price of the put option.  A call written by a Fund on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Fund collateralizes the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.  As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received.  A Fund could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Options on Securities Indices.  As noted above, each Fund may write and purchase call and put options on securities indices.  Puts and calls on broadly based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures.  When a Fund buys a call on a securities index, it pays a premium.  During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call.  That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”) that determines the total dollar value for each point of difference.  When a Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund’s exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put.  That cash payment is determined by the multiplier, in the same manner as described above as to calls.

Futures and Options on Futures

Futures.  Upon entering into a Futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the “futures broker”).  The initial margin will be deposited with the Trust’s custodian in an account registered in the futures broker’s name; however, the futures broker can gain access to that account only under specified conditions.  As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.  Prior to expiration of the Future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund and any loss or gain is realized for tax purposes.  All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

Table of Contents - SAI

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund’s current or intended investments in fixed income securities.  For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts.  Such a sale would have much the same effect as selling some of the long-term bonds in that Fund’s portfolio.  However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have.  On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized.  At that time, the interest rate futures contracts could be liquidated and that Fund’s cash reserves could then be used to buy long-term bonds on the cash market.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund’s current or intended investments from broad fluctuations in stock or bond prices.  For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result.  If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position.  When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase.  As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

As noted above, each Fund may purchase and sell foreign currency futures contracts for hedging to attempt to protect its current or intended investments from fluctuations in currency exchange rates.  Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant.  A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts.  However, if the value of the foreign currency increases relative to the dollar, the Fund’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies.  When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Table of Contents - SAI

Options on Futures. As noted above, certain Funds may purchase and write options on Futures.  (Unless otherwise specified, options on Futures are collectively referred to as “Options on Futures.”)

The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in a Fund’s portfolio.  If the Futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings.  The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract.  If the Futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Fund intends to purchase.  If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, a Fund’s losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

A Fund may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling a Futures contract, purchase put options thereon.  If such decrease occurs, it may be offset, in whole or part, by a profit on the option.  If the market decline does not occur, the Fund will suffer a loss equal to the price of the put.  Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call Options on Futures, rather than purchasing the underlying Futures contract.  If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

Forward Contracts

Each Fund may enter into Forward Contracts.  A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  No price is paid or received upon entering or terminating a Forward Contract.

A Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates.  The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.  A Fund will not speculate with Forward Contracts or foreign currency exchange rates.

A Fund may enter into Forward Contracts with respect to specific transactions.  For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend or interest payments in a foreign currency, the Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction.  A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Table of Contents - SAI

A Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions (“position hedge”).  In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount.  In this situation a Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (“cross-hedged”).  The Funds may also hedge investments denominated in a foreign currency by entering into Forward Contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated (“proxy hedging”).

A Fund will cover outstanding Forward Contracts by maintaining liquid portfolio securities denominated in the currency underlying the Forward Contract or the currency being hedged.  To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund will segregate cash or liquid securities having a value equal to the aggregate amount of the Fund’s commitments under Forward Contracts entered into with respect to position hedges and cross-hedges.  If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Fund’s commitments with respect to such contracts.  As an alternative to segregating assets, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

Table of Contents - SAI

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The cost to a Fund of using Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Additional Information about Hedging Instruments and Their Use

The Trust’s custodian, or a securities depository acting for the custodian, will act as the Fund’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction.  OCC will release the securities on the expiration of the option or upon a Fund’s entering into a closing transaction.

An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option.  A Fund’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover.  Although such exercise is within a Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.  A Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call.  Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments.  Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in a Fund’s net asset value being more sensitive to changes in the value of the underlying investments.

In the future, each Fund may employ Hedging Instruments and strategies that are not presently contemplated but that may be developed, to the extent such investment methods are consistent with a Fund’s investment objective, legally permissible and adequately disclosed.

Table of Contents - SAI

Regulatory Aspects of Hedging Instruments

Each Fund must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the “CFTC Rule”) adopted by the Commodity Futures Trading Commission (the “CFTC”) under the Commodity Exchange Act, as amended (the “CEA”), which excludes the Fund or the Adviser from registration with the CFTC as a “commodity pool operator” (as defined in the CEA) (“CPO”) if it complies with the CFTC Rule.  Thus, each Fund is operated by a person that has claimed an exclusion from the CPO definition and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

In addition, a Fund may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Fund’s assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided, that the Fund may not enter into such non-hedging transactions if, immediately thereafter, the aggregate “notional value” of non-hedging transactions exceeds the liquidation value of the portfolio, after taking into account unrealized profits and unrealized losses on any such transactions.  Each Fund intends to engage in Futures transactions and options thereon only for hedging purposes.  Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

Transactions in options by a Fund are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers.  Thus, the number of options a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser.  Position limits also apply to Futures.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.  Due to requirements under the Investment Company Act of 1940 (the “1940 Act”), when a Fund purchases a Future, the Fund will segregate cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

A Fund will maintain a segregated account with its custodian to cover its exposure in connection with the use of derivatives and hedging instruments in accordance with the 1940 Act and related authorities and interpretations.

Possible Risk Factors in Hedging

Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies.  If the Adviser’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used.

In addition to the risks discussed above, there is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of a Fund’s portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund’s securities.  The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions that could distort the normal relationship between the cash and Futures markets.  Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion.  Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

Table of Contents - SAI

If a Fund uses Hedging Instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the debt securities purchased.

Short Sales.  Each Fund may seek to hedge investments or realize additional gains through short sales.  A Fund may make short sales, which are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrues during the period of the loan.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses a Fund may be required to pay in connection with a short sale.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets. Each Fund similarly will limit its short sales of the securities of any single issuer if the market value of the securities that have been sold short would exceed 2% of the value of a Fund’s net equity or if such securities would constitute more than 2% of any class of the issuer’s securities.

Whenever a Fund engages in short sales, its custodian segregates an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

Table of Contents - SAI

Each Fund may make “short sales against the box.”  A short sale is effected by selling a security that the Fund does not own. A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Fund may not enter into a short sale against the box, if, as a result, more than 25% of its net assets would be subject to such short sales. A Fund generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box.

Investment Companies’ Securities.  Each Fund reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in securities of other open-end or closed-end investment companies or to the extent permitted by federal law.  No more than 5% of a Fund’s total assets may be invested in securities of any one investment company, nor may it acquire more than 3% of the voting securities of any investment company.  A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to its advisory fee.

Money Market Mutual Funds.  Each  Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Pursuant to Rule 12d1-1 under the 1940 Act, a Fund may invest without limit in an affiliated or unaffiliated money market fund, provided the investment is consistent with the Fund’s investment policies of Rule 12d1-1 and the Fund satisfies certain conditions.

Future Developments. Each Fund may invest in types of securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Fund’s investment objective, policies and restrictions and is otherwise legally permissible under federal and state laws.  The Prospectus and this SAI will be amended or supplemented as appropriate to discuss any such new investments.

INVESTMENT RESTRICTIONS

The investment restrictions of each Fund listed below are fundamental policies and may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined in the 1940 Act.  Each Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval.  Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Table of Contents - SAI

Under the following fundamental restrictions, no Fund may:

(1)           with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof) (this restriction does not apply to the PineBridge US Focus Equity Fund);

(2)           with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(3)           borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund’s gross assets valued at the lower of market or cost, and the Fund may not purchase additional securities when borrowings exceed 5% of total gross assets; or

(4)           pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(5)           invest in physical commodities or contracts on physical commodities;

(6)           purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(7)           make loans except (i) by purchasing debt securities in accordance with its investment objectives; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder and (iii) as otherwise permitted by exemptive order of the SEC;

(8)           underwrite the securities of other issuers;

(9)           issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions;

(10)           invest in futures and/or options on futures unless (i) not more than 5% of the Fund’s assets are required as deposit to secure obligations under such futures and/or options on futures contracts, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%; and (ii) not more than 20% of a Fund’s assets are invested in futures and options;

(11)           purchase on margin except as specified in (10) above;

(12)           invest more than an aggregate of 15% of the net assets of a Fund, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets;

Table of Contents - SAI

(13)           acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when a Fund adopts a temporary defensive position.

PORTFOLIO TURNOVER

The annual portfolio turnover rate for each Fund may exceed 100%.  The following table provides the portfolio turnover rate for the past two fiscal years.

Fiscal Year Ended November 30,

Fund	2009	2008

Micro Cap Fund	209%	250%
Small Cap Fund	280%	366%
Mid Cap Fund	516%	407%
US Focus Equity Fund	563%	397%

See “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES” for information on taxation.  The tables set forth in the “Financial Highlights” section of the Prospectus present the historical turnover rates for the Funds.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed by the Board of Trustees (the “Board”) in accordance with the laws of the State of Delaware and the Trust’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”).  Information pertaining to the Trustees and Officers of the Trust is set forth below.  Trustees, who are not deemed to be “interested persons” of the Trust, as defined in the 1940 Act, are referred to as “Independent Trustees.”  Trustees deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

Each Trustee holds office for the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed and a successor is elected and qualified.  Each officer shall serve at the pleasure of the Board for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustee in accordance with the Trust’s By-laws; or (c) the Trust terminates.

Table of Contents - SAI

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held
Interested Trustee
Jack T. Boyce(2) (born 1959) 70 Pine Street 11th Floor New York, NY 10270	Trustee	Indefinite Until Successor Elected; Since 2009	Managing Director of North America U.S. Institutional Sales, AIG Investments, since 2007; Senior Vice President, GE Asset Management, 1999-2007; Diversified Investment Advisers, 1986-1999.	4	None
Independent Trustees
George W. Gau (born 1947) 5949 Sherry Lane Suite 1600 Dallas, TX 75225	Chairman of the Board Trustee	Since August 2004 Indefinite Until Successor Elected; Since 1999	Professor of Finance and George S. Watson Centennial Professor in Real Estate, since 1988, and J. Ludwig Mosle Centennial Memorial Professor in Investments and Money Management, since 1996, McCombs School of Business, University of Texas at Austin. Dean, McCombs School of Business, (2002-2008). Chairman of the Board, The MBA Investment Fund, L.L.C., since 1994, a private investment company managed by business students.	4	None
John H. Massey (born 1939) 5949 Sherry Lane Suite 1600 Dallas, TX 75225	Trustee	Indefinite Until Successor Elected; Since 1996	Chairman of the Fund of Funds Investment Committee for Neuberger Investment Management (1996 - Present).	4	Corporate director: American Amicable Life Insurance Company, Hill Bancshares Holdings, Inc., FSW Holdings, Inc., and Central Texas Bankshares Holdings, Inc.
David M. Reichert (born 1939) 5949 Sherry Lane Suite 1600 Dallas, TX 75225	Trustee	Indefinite Until Successor Elected; Since 1996	Retired	4	None

Table of Contents - SAI

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held
Officers of the Trust
Robin C. Thorn (born 1971) 70 Pine Street 11th Floor New York, NY 10270	President	Indefinite Until Successor Elected; Since February 2009
Managing Director, Head of Developed Market Equities since 2008 at PineBridge Investments LLC, formerly AIG Global Investment Corp., and Global Head of Equities Research and Head of European Equities at PineBridge Investments LLC, formerly AIG Global Investment Corp., since 2000.
			Not Applicable.	Not Applicable.
Joseph Altobelli (born 1959) 70 Pine Street 11th Floor New York, NY 10270	Chief Financial Officer Treasurer	Since November 2009 Indefinite Until Successor Elected; Since November 2009
Chief Financial Officer, Traditional Products, Pinebridge Investments LLC, formerly AIG Global Investment Corp., since November 2008; Chief Financial Officer, Information Technology and Finance, American International Group, Inc. (March 2006-November 2008); Vice President, Private Client Technology (July 2004-March 2006).
			Not Applicable.	Not Applicable.
James F. McCain (born 1951) 5949 Sherry Lane Suite 1600 Dallas, TX 75225	Chief Compliance Officer Secretary Anti-Money Laundering Officer	Since August 2007 Indefinite Until Successor Elected; Since 2007 Since August 2007
Chief Compliance Officer, Brazos Capital Management since June 2007.  Chief Compliance Officer for G.W. Henssler & Associates, Ltd., Henssler Asset Management, LP and Henssler Funds (2004-2007).  Compliance Director for Voyager Asset Management (2001-2004).
			Not Applicable.	Not Applicable.
(1)      The “Fund Complex” consists of all registered investment companies for which the Adviser serves as investment adviser, which currently consists of the Trust (4 Funds).
(2)      Mr. Boyce is deemed to be an “interested person” of the Trust, as defined by the 1940 Act, because he is an officer of PineBridge.

Table of Contents - SAI

Compensation

Currently, each Independent Trustee receives the following compensation from the Trust: a quarterly retainer of $6,000, an attendance fee of $3,000 for each regular Board meeting, $3,000 for each in-person special Board meeting, $1,500 for each telephonic meeting, and reimbursement for travel and other expenses incurred while attending Board meetings.  The Chairman of the Board receives an additional quarterly retainer of $1,500 for his role as Chairman.  The fees are aggregated for all Trustees and allocated proportionately among the Funds according to their asset size.  The following table shows aggregate compensation paid to each of the Trustees for the fiscal period ended November 30, 2009.

COMPENSATION TABLE

Name of Independent Trustee	Aggregate Compensation From the Micro Cap Fund	Aggregate Compensation From the Small Cap Fund	Aggregate Compensation From the Mid Cap Fund	Aggregate Compensation From the US Focus Equity Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees(1)

INTERESTED TRUSTEE

Jack Boyce(2)	None	None	None	None	None	None	None

INDEPENDENT TRUSTEES

George W. Gau	$14,994	$4,790	$10,606	$11,610	None	None	$42,000

John H. Massey	$12,852	$4,106	$9,091	$9,951	None	None	$36,000

David M. Reichert	$12,852	$4,106	$9,091	$9,951	None	None	$36,000

(1)      The “Fund Complex” is comprised of the Trust’s four Funds: Micro Cap Fund, Small Cap Fund, Mid Cap Fund, and  US Focus Equity Fund.  For the Funds’ fiscal year ended November 30, 2009 Independent Trustees’ fees for the Trust were $114,000.
(2)      Mr. Boyce was elected to the Board by the Trustees on August 12, 2009.

Mr. Boyce and the Trust’s officers and employees are paid by either PineBridge or the Trust’s administrator, U.S. Bancorp Fund Services, LLC, and receive no compensation from the Trust.

Standing Board Committees

The Trust has three standing committees: the Audit Committee, the Fair Valuation Committee and the Fund Governance Committee.

The Trust’s three Independent Trustees serve on the Audit Committee.  As set forth in its charter, the primary duties of the Trust’s Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and each Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (c) to oversee or, as appropriate, assist Board oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal controls and independent audits; (d) to approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (e) to act as a liaison between the Trust’s independent auditors and the full Board.  The Audit Committee met three times during the fiscal year ended November 30, 2009.

Table of Contents - SAI

The Fair Valuation Committee is comprised of: (1) a member of PineBridge’s legal and/or compliance department; (2) a senior officer of PineBridge; (3) an Independent Trustee (currently Mr. Reichert); and (4) the portfolio manager covering the subject security.  The Fair Valuation Committee’s primary duties are: (a) to monitor and review the Trust’s pricing procedures; (b) to make fair valuation determinations consistent with the Trust’s Fair Value Guidelines; and (c) to provide the Board with a report supporting each fair value determination at the Board’s next regularly scheduled meeting.  The Fair Valuation Committee met one time during the fiscal year ended November 30, 2009.

The Trust’s three Independent Trustees serve on the Fund Governance Committee.  As set forth in its charter, the Fund Governance Committee’s primary duties are to: (a) make nominations for independent trustee membership on the Board and consider nominations from the full Board; (b) evaluate candidates’ qualifications for Board membership and their independence from the Trust’s investment adviser and other principal service providers; (c) periodically review Board governance procedures and recommend any appropriate changes to the full Board; (d) periodically review the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board; (e) periodically review the compensation of the Board and recommend any appropriate changes; (f) make nominations for membership on all committees and annually review committee assignments; (g) review, as necessary, committee responsibilities, including the need for each committee, the need for additional committees and whether committees should be combined or reorganized; and (h) monitor the performance of legal counsel employed by the Trust and the Independent Trustees and supervise counsel for the Independent Trustees.  The Fund Governance Committee met four times during the fiscal year ended November 30, 2009.

Shareholder recommendations for Trustee candidates should be in writing and addressed to the Trust with attention to the Fund Governance Committee Chair.  The recommendation must include the following information regarding the candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience or areas of expertise; (5) current business and home address and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.

The Fund Governance Committee has no formal list of qualifications for Independent Trustee candidates.  The Fund Governance Committee will consider nominees recommended by shareholders based on the same criteria used to consider and evaluate candidates recommended by other sources.  When considering candidates for Independent Trustees, the Fund Governance Committee may consider, among other factors, whether a prospective nominee possesses the following minimum qualifications:  (a) unquestioned personal integrity; (b) is not an “interested person” of PineBridge or its affiliates within the meaning of the 1940 Act; (c) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of PineBridge and its affiliates; (d) has the disposition to act independently in respect of PineBridge and its affiliates and others in order to protect the interests of the Funds and all shareholders; (e) has sufficient time available to devote to the affairs of the Trust in order to fulfill his or her duties and responsibilities, including service on Board committees; (f) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial or regulatory issues; (g) has sufficient legal, financial or accounting knowledge to add value in the complex financial environment of the Funds; and (h) has the capacity for the hard work and attention to detail that is required to be an effective Independent Trustee.  The Fund Governance Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Fund Governance Committee finds that the candidate had additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.  The Fund Governance Committee may use a search firm or other sources to identify and evaluate Board candidates.

Table of Contents - SAI

During the fiscal year ended December 31, 2009, the Board held a total of five meetings.  The Trust does not hold annual shareholder meetings and, therefore, does not have a policy with respect to Trustees’ attendance at such meetings.

Trustee Ownership of Fund Shares

The following table shows the amount of shares beneficially owned by each Trustee in the Trust as of December 31, 2009.

Name of Trustee	Dollar Range of Equity Securities in the Micro Cap Fund	Dollar Range of Equity Securities in the Small Cap Fund	Dollar Range of Equity Securities in the Mid Cap Fund	Dollar Range of Equity Securities in the US Focus Equity Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
INTERESTED TRUSTEE
Jack Boyce	None	None	None	None	None
INDEPENDENT TRUSTEE
George W. Gau	$1-10,000	None	None	None	$1-10,000
John H. Massey	None	None	None	None	None
David M. Reichert	$10,001-$50,000	$10,001-$50,000	None	$50,001-$100,000	Over $100,000

As of December 31, 2009, neither the Independent Trustees, nor their immediate family members, owned securities beneficially or of record in the Adviser, the Distributor, as defined below, or any affiliate of the Adviser or Distributor.  Accordingly, during the two most recent calendar years, neither the Independent Trustees, nor their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  None of the Trustees are also officers of or are affiliated with the Trust.

Table of Contents - SAI

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.  As of February 28, 2010, the following shareholders were considered to be either a control person or principal shareholder of the following Funds:

Micro Cap Fund – Class R

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]

Micro Cap Fund – Class I

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]

Small Cap Fund – Class R

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]

Small Cap Fund – Class I

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]

Mid Cap Fund – Class R

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]

Table of Contents - SAI

Mid Cap Fund – Class I

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]

US Focus Equity Fund – Class R

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]

US Focus Equity Fund – Class I

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]
[…]	[…]	[…]	[…]	[…]

As of February 28, 2010, the Trustees and Officers of the Trust beneficially owned, in the aggregate, less than 1% of the outstanding shares of the Funds.

THE ADVISER

The Adviser, which was formed in 1983, is located at 70 Pine Street, 11th Floor, New York, New York 10270.  The Adviser acts as adviser to each of the Funds pursuant to an Investment Advisory Agreement dated November 16, 2009, between the Adviser and the Trust, on behalf of each of the Funds (the “Advisory Agreement”).

On September 5, 2009, American International Group, Inc. (“AIG”) entered into an agreement to sell a portion of its investment advisory and asset management business (“Business”) to Bridge Partners, L.P. (“Bridge Partners”), a Cayman Islands exempted limited partnership formed by the Pacific Century Group, an Asia-based private investment firm (“Transaction”).  The entities sold consisted of AIG’s registered investment adviser subsidiaries that manage Business, including AIG Global Investment Corp. (“AIG Investments”) and its subsidiary, Brazos Capital Management, L.P. (“BCM”), the previous investment adviser to PineBridge Mutual Funds (the “Trust”).

On December 31, 2009, AIG Investments was merged with and into PineBridge Investments, LLC (“PineBridge”), a Delaware limited liability company.  On […], 2010, ownership of PineBridge was transferred to, and PineBridge became an indirect subsidiary of, Bridge Partners.

Table of Contents - SAI

The Adviser is a wholly-owned subsidiary of Bridge Investment Holdings Company Limited, located at Walkers Corporate Services, Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands, which is a wholly-owned subsidiary of Bridge Partners, Walkers Corporate Services, Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands.

Subject to supervision by the Board, the Adviser provides a continuous investment program for each Fund and determines what securities and other investments will be purchased, retained, sold or loaned by each Fund and what portion of such assets will be invested or held uninvested as cash.

Under the terms of the Advisory Agreement, the Advisory Agreement remains in effect with respect to the Funds, and with respect to any Fund created after the date of shareholder approval of the Advisory Agreement, for a period of two years from the date of its approval, and continues in effect from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees or by the holders of a majority of the respective Fund’s outstanding voting securities.  The Advisory Agreement may be terminated with respect to a Fund at any time, without penalty, on 60 days written notice by the Trustees, by the holders of a majority of the respective Fund’s outstanding voting securities, or by the Adviser.  The Advisory Agreement automatically terminates with respect to each Fund in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Under the terms of the Advisory Agreement, the Adviser is not liable to the Funds, or their shareholders, for any act or omission by it or for any losses sustained by the Funds or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Except to the extent otherwise specified in the Advisory Agreement, a Fund pays, or causes to be paid, all other expenses of the Trust and each of the Funds, including, without limitation, brokerage commissions and all other costs of the Trust’s operation.

Table of Contents - SAI

The Adviser may compensate its affiliated companies for referring investors to the Funds.  The Adviser, or any of its affiliates, may, at its own expense, compensate a Service Agent (as defined herein) or other person for marketing, shareholder servicing, record keeping and/or other services performed with respect to the Trust or a Fund.  Payments made for any of these purposes may be made from the paying entity’s revenues, its profits or any other source available to it.  When such service arrangements are in effect, they are made generally available to all qualified service providers.

As compensation for services rendered by the Adviser under the Advisory Agreement, the Funds pay the Adviser an annual fee in monthly installments, calculated daily by applying the following annual percentage rates to the Funds’ average daily net assets for the month:

Fund
Micro Cap Fund	1.20%
Small Cap Fund	0.90%
Mid Cap Fund	0.75%
US Focus Equity Fund	0.63%

The fee is assessed to each class based on average net assets for the previous month.

For each Fund other than the US Focus Equity Fund, the Adviser has contractually agreed to cap the total annual portfolio operating expenses through March 30, 2011 (“Expense Cap”).  This Expense Cap excludes any front-end or contingent deferred loads, leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and Acquired Fund Fees and Expenses (“AFFE”), which are indirect fees and expenses associated with the Funds’ investments in other registered and unregistered investment companies.  This Expense Cap can be altered only with the approval of a majority vote of the Board.  The total annual portfolio operating expense cap for each class of each Fund is:

Fund	Class R	Class I
Micro Cap Fund	1.90%	1.60%
Small Cap Fund	1.65%	1.35%
Mid Cap Fund	1.55%	1.20%

The amount of any fee waiver or reimbursed expense may be reimbursed to the Adviser in the future provided that the payments are reimbursed within three years of being made and the combination of the Fund’s expenses and such reimbursements do not exceed the Fund’s Expense Cap.  If the actual expense ratio is less than the Expense Cap and the Adviser has recouped any eligible previous payments, the Fund will be charged only such lower expenses.

Table of Contents - SAI

The following table sets forth the total advisory fees received by the Adviser from each Fund pursuant to the Advisory Agreement for the fiscal years ended November 30, 2009, 2008 and 2007.

For the periods indicated, the Funds paid the following management fees to the Adviser:

Micro Cap Fund
November 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2009	$507,263	$172,025	N/A	$335,238
2008	$1,048,144	$117,640	N/A	$930,504
2007	$1,173,313	$127,471	N/A	$1,045,842

Small Cap Fund
November 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2009	$116,432	$116,432	N/A	$0
2008	$279,292	$109,991	N/A	$169,301
2007	$293,453	$166,623	N/A	$126,830

Mid Cap Fund
November 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2009	$243,806	$121,399	N/A	$122,407
2008	$336,632	$93,799	N/A	$242,833
2007	$363,685	$123,416	N/A	$240,269

US Focus Equity Fund
November 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2009	$253,936	$151,198	N/A	$102,738
2008	$441,964	$92,862	N/A	$349,102
2007	$453,534	$114,995	N/A	$338,539

Table of Contents - SAI

PORTFOLIO MANAGERS

Michael S. Allocco, Jamie Cuellar, Dan Neuger and Alex Piccolo are Portfolio Managers with responsibility for the day-to-day management of the Funds.  The following table shows the number of other accounts managed by Mr. Allocco, Mr. Cuellar, Mr. Neuger and Mr. Piccolo and the total assets in the accounts managed within various categories as of November 30, 2009.

	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Michael S. Allocco
Registered Investment Companies	1	$[…]	0	$0
Other Pooled Investment Vehicles	1	$[…]	0	$0
Other Accounts	1	$[…]	0	$0

Jamie Cuellar
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$[…]	0	$0
Other Accounts	1	$[…]	0	$0

Dan Neuger
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$[…]	0	$0
Other Accounts	2	$[…]	0	$0

Alex Piccolo
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$[…]	0	$0
Other Accounts	2	$[…]	0	$0

Material Conflicts Of Interest  The Adviser is required to act solely in the best interests of clients and to make full and fair disclosure of all material facts, especially where its interests may conflict with the clients.  Employees of the Adviser are required to ensure that all clients are treated fairly and to avoid the appearance of a conflict of interest.  In that regard, the Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which the Adviser believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients).  The Adviser also monitors a variety of areas, including compliance with the Adviser’s Code of Ethics.  Furthermore, the Adviser’s management periodically reviews the performance of a Portfolio Manager.  Although the Adviser does not track the time a Portfolio Manager spends on a single Fund, the Adviser does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts.

Compensation  The Portfolio Managers receive a fixed base salary and are entitled to participate in performance-based bonus plans, 401(k) plans commensurate with other employees of the firm, and a traditional pension plan.  Each Portfolio Manager participates in certain incentive-based bonus plans designed to reward portfolio performance, stock selection and portfolio management activities not rewarded elsewhere.  To determine Mr. Cuellar’s performance-based bonus, if any, his performance is compared against the Russell 2000® Growth Index (1 & 3 Year).  Mr. Allocca’s performance, is compared against the Russell Midcap® Growth Index (1 & 3 Year), Russell 3000® Growth Index (1 & 3 Year), and S & P 500 Index (1 & 3 Year).  To determine Mr. Neuger’s performance-based bonus, if any, his performance is compared against the S&P 500® Index (1 and 3 Year).  Mr. Piccolo’s performance, on the other hand, is compared against the MCSI World (DTR Net) Index and S&P 500® Index (1 & 3 Year).

Table of Contents - SAI

Securities Owned in the Funds by Portfolio Managers

The Portfolio Managers owned the following securities in the Funds as of November 30, 2009

	Dollar Range of Equity Securities in the Micro Cap Fund	Dollar Range of Equity Securities in the Small Cap Fund	Dollar Range of Equity Securities in the Mid Cap Fund	Dollar Range of Equity Securities in the US Focus Equity Fund
Name of Portfolio Manager
Michael Allocco	[…]	[…]	[…]	[…]
Jamie Cuellar	[…]	[…]	[…]	[…]
Dan Neuger	[…]	[…]	[…]	[…]
Alex Piccolo	[…]	[…]	[…]	[…]

The Distributor.  The Distribution Agreement entered into between the Trust and Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, on November 25, 2002 (the “Prior Distribution Agreement”) was terminated on […] due to an assignment of the Distribution Agreement as a result of a change in control of the Advisor.  The Trust entered into a new Distribution Agreement (the “New Distribution Agreement”) with the Distributor on November 19, 2009, effective as of the closing of the Transaction.  Pursuant to the New Distribution Agreement, the Distributor acts as the principal underwriter in connection with the continuous offering of the shares of each Fund.  The address of the Distributor is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.  The Distributor, Administrator, Transfer Agent and Custodian (each as defined below) are affiliated companies.

Similar to the terms of the Prior Distribution Agreement, after an initial two year term, continuance of the New Distribution Agreement with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust.  The Trust and the Distributor each has the right to terminate the New Distribution Agreement with respect to a Fund on 60 days written notice, without penalty.  The New Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.  The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Funds.

Distribution Plan. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted on behalf of each Fund’s Class R shares a Distribution Plan (hereinafter referred to as the “Class R Plan” or the “Distribution Plan”).  Class I shares do not have a distribution plan.

The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Reference is made to the Prospectus for certain information with respect to the Distribution Plan.

Table of Contents - SAI

Under the Class R Plan, the Distributor and/or other parties (who may not be registered broker-dealers) may receive payments from a Fund at an annual rate of up to 0.35% of the average daily net assets of a Fund’s Class R shares for providing distribution or other services, including but not limited to: (a) compensation paid to registered representatives of the Distributor and to participating dealers or to any other persons that have entered into selling agreements with the Distributor or the Trust, (b) salaries and other expenses of the Distributor or other parties relating to selling or servicing efforts, (c) expenses of organizing and conducting sales seminars, printing of prospectuses, statements of additional information and reports for other than existing shareholders, (d) preparation and distribution of advertising materials and sales literature and other sales promotion expenses, and/or (e) ongoing services to shareholders which facilitate the continued retention of investors as shareholders of a Fund.

It is possible that in any given year the amount paid to the Distributor under the Distribution Plan will exceed the Distributor’s distribution costs as described above.

The following table reflects the principal types of activities for which Rule 12b-1 payments are made, including the dollar amount paid by each Fund during the fiscal period ended November 30, 2009:

	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying, or Other Financing Charges	Other	Total
Micro Cap Fund	$0	$1,099	$0	$13,352	$0	$0	$0	$14,451
Small Cap Fund	$0	$367	$0	$7,242	$0	$0	$0	$7,609
Mid Cap Fund	$0	$752	$0	$3,776	$0	$0	$0	$4,528
US Focus Equity Fund	$0	$829	$0	$6,618	$0	$0	$0	$7,447

Continuance of the Distribution Plan with respect to a Fund is subject to annual approval by vote of the Trustees, including a majority of the Independent Trustees.  The Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Fund, without approval of the shareholders of the Class R shares of such Fund. In addition, all material amendments to the Distribution Plan must be approved by the Trustees in the manner described above.  The Distribution Plan may be terminated at any time with respect to a Fund without payment of any penalty by vote of a majority of the disinterested Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of such Fund.  So long as the Distribution Plan is in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the disinterested Trustees.

SERVICE PROVIDERS

The Administrator.  U.S. Bancorp Fund Services, LLC (“USBFS”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202 serves as Administrator to the Trust (the “Administrator”), and also provides accounting services to the Trust.

Table of Contents - SAI

The Administrator supplies office facilities, non-investment related statistical and research data, corporate secretarial services, internal auditing, and regulatory compliance services.  The Administrator also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the SEC and state securities authorities.  The Administrator performs certain budgeting and financial reporting and compliance monitoring activities.

The Administrator’s fee is payable monthly, as soon as practicable after the last day of each month, based on the Fund’s average daily net assets as determined at the close of business on each business day throughout the month.

For the fiscal year ended November 30, 2009, the Funds paid the following Administration Fees to the Administrator:

Administration Fees Paid to USBFS
Micro Cap Fund	$45,877
Small Cap Fund	$28,247
Mid Cap Fund	$34,384
US Focus Equity Fund	$41,456

Transfer Agent.  USBFS, a subsidiary of U.S. Bank N.A., 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202, serves as Transfer Agent for the Trust (“Transfer Agent”), and in that capacity receives and processes orders for the purchase, redemption and exchange of Fund shares, certain financial and accounting books and records pursuant to agreements with the Trust.

Custodian.  U.S. Bank N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, serves as Custodian to the Trust (“Custodian”), and in that capacity holds all securities and cash owned by the Funds.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian and its affiliates may receive revenue from certain broker-dealers that receive Rule 12b-1 fees or other payments from mutual funds in which certain of the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel.  […] serves as the Funds’ independent registered public accounting firm, and in that capacity examines the Funds’ annual financial statements.  The firm of K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Funds and provides counsel on legal matters relating to the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates.  Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services.  Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of the Adviser.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer).  In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Table of Contents - SAI

The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order.  However, the Adviser may select broker-dealers that provide it with research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and may cause a Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.  Certain research services furnished by brokers may be useful to the Adviser with clients other than the Trust and may not be used in connection with the Trust.  The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser’s research and analysis.  Therefore, it may tend to benefit the Funds by improving the quality of the Adviser’s investment advice.  The investment advisory fees paid by the Funds are not reduced because the Adviser receives such services.  When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

For the fiscal year ended November 30, 2009, the value of research services provided to the Advisor was $[…].

The Adviser may effect portfolio transactions through an affiliated broker-dealer, acting as an agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws.

Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of the Funds, it is possible that, at times, identical securities will be acceptable for purchase by one or more of the Funds and one or more other accounts or investment companies that the Adviser manages.  However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities.  The timing and amount of purchase by each account and company will also be determined by its cash position.  If the purchase or sale of a security is consistent with the investment policies of one or more of the Funds and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser.  The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission.  However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.

The following tables set forth the brokerage commissions paid by the Funds for the fiscal years ended November 30, 2009, 2008 and 2007.  There were no brokerage commissions paid to affiliated broker-dealers by the Funds for the fiscal years ended November 30, 2009, 2008 and 2007.  The following tables do not include trading costs associated with OTC or underwritten offerings.

BROKERAGE COMMISSIONS

Aggregate Brokerage Commissions for the fiscal years ended November 30,

Fund	2009	2008	2007
Micro Cap Fund	$641,049	$1,296,258	$943,747
Small Cap Fund	$196,515	$439,589	$234,093
Mid Cap Fund	$580,856	$333,883	$273,335
US Focus Equity Fund	$570,773	$506,057	$340,215

Table of Contents - SAI

ADDITIONAL INFORMATION REGARDING THE SHARES

Shareholders will not be issued certificates for their Fund shares, unless they specifically request certificates in writing. In any event, no certificate will be issued for fractional Fund shares.  Further information may be obtained by calling (800) 426-9157.

Each class of shares of the Funds is issued at the respective net asset value next determined after receipt of a purchase order.

Purchases Through The Distributor.  An investor may purchase shares of a Fund through dealers that have entered into selected dealer agreements with the Distributor.  An investor’s dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Trust.  Orders received by the Distributor before a Fund’s close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange (“NYSE”) that day.  Orders received by the Distributor after a Fund’s close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day.  The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment.  A Fund will not be responsible for delays caused by dealers.

Purchase By Check.  Checks should be made payable to the specific Fund or to “PineBridge Mutual Funds.”  If the payment is for a retirement plan account for which the Adviser serves as fiduciary, please note on the check that payment is for such an account.  In the case of a new account, purchase orders by check must be submitted directly by mail to PineBridge Funds [Name of Fund] c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, Wisconsin 53201, together with payment for the purchase price of such Class R or I shares and a completed New Account Application.  Payment for subsequent purchases should be mailed to PineBridge Funds [Name of Fund] c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, Wisconsin 53201 and the shareholder’s Fund account number should appear on the check.

For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to PineBridge Funds [Name of Fund] c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, Wisconsin 53201.  Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States.  Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the applicable Fund at the net asset value next computed after the check is received.  Subsequent purchases of Class R or I shares of each Fund may be purchased directly through the Transfer Agent.  U.S. Bancorp reserves the right to reject any check made payable other than in the manner indicated above.  There are restrictions on the redemption of shares purchased by check for which funds are being collected (See “Shareholder Information” in the Prospectus).

Purchase Through U.S. Bancorp Fund Services.  Shares of the Funds are sold at net asset value (“NAV”) per share, which is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open.  Shares will be purchased at the NAV next calculated after receipt of your investment.  If your order is received in “good order” before 4:00 p.m. Eastern time, shares will be purchased on that day.  Requests received after 4:00 p.m. Eastern time will be purchased at the NAV on the next business day.  “Good order” means that your purchase request includes: the name of the Fund, the dollar amount of shares to be purchased, the account number, and a check payable to the Fund you are purchasing.

Table of Contents - SAI

Purchase By Federal Funds Wire.  An investor may make purchases by having his or her bank wire Federal funds to the Transfer Agent.  Federal funds purchase orders will be accepted only on a day on which the Trust and the Transfer Agent are open for business.  In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

--      You must have an existing PineBridge Mutual Funds Account before wiring funds.  To establish an account, complete the New Account Application and send it via mail or overnight delivery.

--      Call the Transfer Agent, toll free at (800) 426-9157, to obtain your new account number.

--      Instruct the bank to wire the specified amount to the Transfer Agent: U.S. Bank, N.A. Milwaukee, WI, ABA# 075000022; Credit U.S. Bancorp Fund Services, DDA# 112-952-137, PineBridge [Name of Fund, Class ___ ] (include shareholder name and account number).

Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy.  In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for a name, account number, social security or other taxpayer ID number and other relevant information.  If appropriate measures are not taken, the Trust is responsible for any losses that may occur to any account due to an unauthorized telephone call.  Also for your protection, telephone transactions are not permitted on accounts with names or addresses that have changed within the past 15 days.  At times of peak activity, it may be difficult to place requests by phone.  During these times, consider sending your request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

ADDITIONAL INFORMATION REGARDING PURCHASES OF
CLASS R AND I SHARES

Class R and I shares of the Funds may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Trust.  Initial investments in the Class I shares of the Funds must be at least $1,000,000, and subsequent minimum investments must be at least $1,000.  Class I shares may be purchased and subsequent investments may be made without being subject to the minimum or subsequent investment limitations at the discretion of the Trust’s officers.  For Class R shares, there is a minimum initial investment of $2,500 for non-retirement accounts, $1,000 for retirement accounts, and $500 for Automatic Investment Plan provided that at least $50 is invested each month.  Subsequent investments for Class R shares must be at least $100 for non-retirement accounts and $25 for retirement accounts.

Class I shares may be purchased and subsequent investments may be made by principals, Officers, associates and employees of the Trust and its affiliates, their families, and their business or personal associates, either directly by the Adviser, or through their individual retirement accounts, and by any pension or profit-sharing plan, without being subject to the minimum or subsequent investment limitations.

Payment does not need to be converted into Federal Funds (moneys credited to the Trust’s Custodian Bank by a Federal Reserve Bank) before the Trust will accept it for investment.  Specify on the Account Registration Form the Fund into which the funds should be invested.  An order received in proper form prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) (the “NYSE”) will be executed at the price computed on the date of receipt; and an order received not in proper form or after the close of the NYSE will be executed at the price computed on the next day the NYSE is open after proper receipt.  The NYSE will be closed on the following days: New Year’s Day; Martin Luther King, Jr.’s Birthday; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

Table of Contents - SAI

The Funds reserve the right in their sole discretion (1) to suspend the offering of their shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Trust, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

Class I shares of the Funds may be purchased by customers of broker-dealers or other financial intermediaries (“Service Agents”) that deal with the Trust on behalf of their customers.  Service Agents may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or other account fees.  Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions.  Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Trust from the Trust’s assets attributable to the Service Agent, and which would not be imposed if Class I shares of the Funds were purchased directly from the Trust or the Distributor.  The Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Trust.  A salesperson and any other person entitled to receive compensation for selling or servicing shares of the Funds may receive different compensation with respect to one particular class of shares over another in the Trust.

Service Agents, or if applicable, their designees, that have entered into agreements with the Trust or its agent, may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Funds’ pricing on the following business day.  If payment is not received by the Trust’s Transfer Agent by such time, the Service Agent could be held liable for resulting fees or losses.  A Fund may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order.  Orders received by the Trust in proper form will be priced at each Fund’s net asset value next computed after they are accepted by the Service Agent or its authorized designee. Service Agents are responsible to their customers and the Trust for timely transmission of all subscription and redemption requests, investment information, documentation and money.

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

Reference is made to the Prospectus for information relative to the redemption of Fund shares.

If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Trust, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of each of the Funds, may pay the redemption price in whole, or in part, by a distribution in kind of securities or other assets from a Fund in lieu of cash. In conformity with applicable rules of the SEC, the Funds are committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the applicable Fund at the beginning of such period.  If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.  The method of valuing portfolio securities is described below in the section entitled “Determination of Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Table of Contents - SAI

The Trust and the Trust’s Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so.  These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests.  Once a telephone transaction has been placed, it cannot be canceled or modified.  Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.  Shareholders will be charged a $15 fee by the Transfer Agent for outgoing wire transfers.

The Distributor is authorized, as agent for the Funds, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers.  Repurchase orders received by the Distributor after the Fund’s close of business will be priced based on the next business day’s close.  Dealers may charge for their services in connection with the repurchase, but neither the Funds nor the Distributor imposes any such charge.  The offer to repurchase may be suspended at any time.

EXCHANGE PRIVILEGES

Shareholders in any of the Funds may exchange their shares for the same class of shares of any other Funds that offer such class at the respective net asset value per share.  Before making an exchange, a shareholder should obtain and review the prospectus of the Fund whose shares are being acquired.  All exchanges are subject to applicable minimum initial or subsequent investment requirements.  All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides.  An exchange of shares will constitute a taxable transaction except for individual retirement accounts (“IRAs”), 401(k) plans, Keogh Plans, and other qualified retirement or tax-exempt plans or accounts.  The exchange privilege may be terminated or modified upon 60 days written notice.

Because excessive trading (including short-term “market timing” trading) can hurt a Fund’s performance, each Fund may refuse any exchange transaction without any prior notice, if in the opinion of the Funds, the transaction may be a market timing activity or if the transaction is excessive.

Exchange requests should be made by calling 1-800-426-9157 or by writing to PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC. P.O. Box 701, Milwaukee, WI 53201-0701.

Any such exchange will be based on the respective net asset values of the shares involved.  There is no sales commission or charge of any kind.  You may obtain a Prospectus by calling the Trust at 1-800-426-9157.  Investor correspondence should be directed to the PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC. P.O. Box 701, Milwaukee, WI 53201-0701.

Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Trust for the account of the shareholder and the registration of the two accounts is identical.  Requests for exchanges received prior to the close of the NYSE (generally 4:00 p.m. Eastern time) will be processed as of the close of business on the same day.  Requests received after the close of the NYSE will be processed on the next business day.  Once a telephone transaction has been placed, it cannot be canceled or modified.  Neither the Transfer Agent nor the Administrator will be responsible for the authenticity of the exchange instructions received by telephone.  Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board to assure that such exchanges do not disadvantage the Trust and its shareholders.

Table of Contents - SAI

For federal income tax purposes, an exchange between Funds is a taxable event, and, accordingly, a capital gain or loss may be realized.

DETERMINATION OF NET ASSET VALUE

Fund shares are valued each business day as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).  The NAV is calculated by dividing the total value of the net assets allocable to each class by the outstanding shares of such class.  Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the NYSE for the day.  All other securities and assets are valued at fair value following procedures approved by the Trustees.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions.  Dividends from net investment income and distributions of the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) (“capital gain distributions”), if any, will be distributed at least annually to the shareholders of the Funds.  For purposes of calculating capital gain distributions, each Fund offsets any prior taxable year’s capital loss carryforwards against the current taxable year’s realized capital gains, if any; accordingly, no capital gain distributions will be made by a Fund for a taxable year until it has realized gains in that year in excess of any such loss carryforward.

Dividends and other distributions will be paid in additional Fund shares of the distributing class based on the net asset value of those shares at the Fund’s close of business on the distribution date, unless the shareholder notifies the Fund at least five business days prior to that date to receive such distributions in cash.

Taxes.  Each Fund (which is treated as a separate corporation for federal tax purposes) has elected to qualify and intends to continue to qualify to be treated as a regulated investment company (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain that it distributes to its shareholders.  Each Fund intends to distribute substantially all of such income and gain.  If a Fund were to fail to so qualify, (1) it would be taxed on the full amount of its taxable income at regular corporate rates without any deduction for distributions to its shareholders and (2) shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is “qualified dividend income” would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Table of Contents - SAI

For federal income tax purposes, unused capital loss carryforward is available to be applied against a Fund’s future realized capital gains that are realized prior to the expiration of the carryforward, if any.  The Funds had the following net capital loss carryforward remaining on November 30, 2009:

	Capital Loss Carryforward	Expiration Through
Micro Cap Fund	$27,564,048	11/30/16
Small Cap Fund	$21,465,169	11/30/10
Mid Cap Fund	$10,041,778	11/30/16
US Focus Equity Fund	$29,598,139	11/30/10

To continue to qualify for treatment as a RIC, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for each taxable year (“Distribution Requirement”) and, among other things, (1) derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”) and (2) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer , (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses or (c) securities of one or more QPTPs.  Qualification as a RIC under the Code for tax purposes does not entail government supervision of management and investment policies.

A Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (“capital gain net income”) for the 12-month period ending on October 31 of the calendar year and (3) all undistributed ordinary income and capital gain net income for previous years.  Each Fund intends to make distributions sufficient to avoid the Excise Tax.  For these and other purposes, a distribution will be treated as paid on December 31 of a calendar year if declared by a Fund in October, November or December of that year, payable to shareholders of record on a date in one of those months and paid by the Fund during January of the following year.  Any such distributions will be taxable to shareholders as of such December 31, rather than the date on which the distributions are received.

Dividends from net investment income and net short-term capital gain a Fund pays are taxable to its shareholders as ordinary income, whether received in cash or reinvested in additional shares, except that, as described in the Prospectus, a portion of a Fund’s dividends from net investment income, whether paid in cash or reinvested in additional shares, may be qualified dividend income or eligible for the dividends-received deduction allowed to corporations.

Table of Contents - SAI

Any net capital gain that is distributed to shareholders will be taxable to them as long-term capital gains, whether received in cash or reinvested in additional shares and regardless of the length of time a shareholder has owned his or her shares.  The maximum capital gains tax rate for individuals currently is 15% with respect to assets held for more than 12 months.  The capital gains tax rate is the same as the tax rate for ordinary income (35%) for corporate shareholders.

On a redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending on the shareholder’s basis in the shares.  That gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands.  Any such capital gain generally will be treated as short-term capital gain, taxable at the same rates as ordinary income, if the shares are held for not more than 12 months and as long-term capital gain, taxable for individuals at the maximum rate of 15%, if the shares are held for more than 12 months.  A loss recognized on a redemption or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any distributions of net capital gain received with respect to those shares.

Generally, part or all of any loss realized on a redemption or exchange of shares of a Fund will be disallowed if other shares of that Fund are acquired (whether through the automatic reinvestment of distributions or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.  In such a case, the basis in the acquired shares will be adjusted to reflect the disallowed loss.

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its investments.  Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.  It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of each Fund’s assets to be invested in various countries is not known.  It is not anticipated that any Fund will qualify to pass through to its shareholders the ability to claim as a foreign tax credit or deduction their respective shares of foreign taxes the Fund pays.

The use of hedging strategies, such as writing (selling) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Investments in Futures and options may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to be able to make sufficient distributions to shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.  Moreover, some or all of that recognized taxable income may be ordinary income or short-term capital gain, with the result that distributions thereof to shareholders will be taxable as ordinary income.

Table of Contents - SAI

Dividends a Fund pays to a foreign shareholder -- other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and distributions of net capital gain paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year -- generally will be subject to a federal withholding tax of 30% (or lower treaty rate).  However, two categories of dividends, “short-term capital gain dividends” and “interest-related dividends,” if properly designated by a Fund, will be exempt from that tax.  “Short-term capital gain dividends” are dividends that are attributable to net short-term capital gain, computed with certain adjustments.  “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (“qualified interest income” less allocable deductions), which generally consists of certain original issue discount, interest on obligations “in registered form” and interest on deposits.  The exemption from withholding tax will apply to short-term capital gain dividends and interest-related dividends a Fund pays to foreign investors, with certain exceptions, only with respect to its taxable years ending on or before November 30, 2010.

Based upon the number of shareholders of a Fund, it could be considered to be a personal holding company (“PHC”) under the Code.  A corporation is considered a PHC if (1) at least 60% of its “adjusted ordinary gross income” for a taxable year is derived from certain types of passive income (e.g., interest and dividends) and (2) at any time during the last half of that taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than five individuals.  A corporation satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%.  UPHCI is computed by making certain adjustments to taxable income and deducting distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax.  Under the Code, a RIC that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate income tax rate under the Code (currently 35%).  Each Fund intends to distribute sufficient taxable income to its shareholders in any taxable year in which it is treated as a PHC to reduce or eliminate its UPHCI.

The foregoing is a general and abbreviated summary of the applicable provisions of the federal income tax law currently in effect.  Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.  In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in any Fund.

RETIREMENT PLANS

Shares of each Fund are eligible to be purchased in conjunction with various types of qualified retirement plans and accounts.  The summary below is only a brief description of the applicable federal income tax law and does not purport to be complete.  Further information or an application to invest in shares of a Fund by establishing any of the retirement plans or accounts described below may be obtained by calling the Transfer Agent at (800) 426-9157.  However, it is recommended that a shareholder considering any retirement plan or account consult a tax adviser before participating.

Pension and Profit-Sharing Plans.  Sections 401(a) and 401(k) of the Code permit business employers and certain associations to establish pension and profit-sharing plans for employees.  Shares of a Fund may be purchased by plans for non-corporate employers (including self-employed individuals), as well as by corporate plans.  Each retirement plan provides tax advantages for owners and participants.  Contributions made by the employer are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

Table of Contents - SAI

Tax-Sheltered Custodial Account.  Section 403(b)(7) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in section 501(c)(3) of the Code to purchase shares of a Fund and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes.

Individual Retirement Account (IRA).  Section 408 of the Code permits eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA.  These IRAs are subject to limitations with respect to the amount that may be contributed, the deductibility of those amounts, the eligibility of individuals and the time in which distributions may or must commence.  In addition, certain distributions from some other types of retirement plans may be transferred on a tax-deferred basis to an IRA.

Savings Incentive Match Plan For Employees (“SIMPLE IRA”).  This plan provides small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee’s paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions.  Contributions are tax-deductible for the employer, and participants do not pay taxes on contributions on earnings until they are withdrawn.

Roth IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute to a Roth IRA.  Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years and the account holder has reached age 59½ (or certain other conditions apply).

Coverdell Education Savings Account (“CESA”).  Although not technically for retirement savings, a CESA provides a vehicle for saving for a child’s education.  A CESA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to a CESA, provided that no more than $2,000 may be contributed for any year to CESAs for the same beneficiary.  Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a member of his or her family).

DESCRIPTION OF CLASSES

Ownership of the Trust is represented by transferable shares of beneficial interest.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares, par value $.01 per share, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust.

Currently, four series of shares of the Trust have been authorized pursuant to the Declaration of Trust:  Micro Cap Fund, Small Cap Fund, Mid Cap Fund and US Focus Equity Fund.  Each Fund offers Class I and R shares.  The Trustees may authorize the creation of additional series and classes to offer investors additional investment portfolios within the Trust that would operate independently from the Trust’s present Funds, or to distinguish among shareholders, as may be necessary to comply with future regulations or other unforeseen circumstances.  Each series represents the interests of the shareholders of that series in a particular portfolio of Trust assets.  In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

Table of Contents - SAI

Shareholders are entitled to a full vote for each full share held.  The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times, at least a majority of the Trustees have been elected by shareholders.  The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees.  Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust.  Also, a shareholders meeting for the purpose of electing or removing Trustees must be called, if so requested by the holders of record of 10% or more of the outstanding shares of the Trust.  In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares.  All series of shares will vote with respect to certain matters, such as election of Trustees.  When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Fund’s policies, only shareholders of the series affected by the matter may be entitled to vote.

All classes of shares of a given Fund are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class R shares are subject to a Rule 12b-1 fee,  (iii) Class R shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, (iv) Class I shares are sold without a sales charge or Rule 12b-1 distribution fee and have a minimum initial investment requirement of $1,000,000, and (v) each class of shares will be exchangeable only into the same class of shares of any of the other Funds that offer that class.  All shares of the Trust issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable.  Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust.  In addition, shares have no conversion rights, except as described above.

The Declaration of Trust provides that no Trustee of the Trust is liable to the Trust or to a shareholder, nor is any Trustee liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.  It also provides that all third persons shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust.  The Trust shall continue, without limitation of time, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies, subject to the Board’s supervision and oversight.  Notwithstanding this delegation of responsibilities, each Fund reserves the right to vote proxies relating to its portfolio securities.

The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each Fund and its shareholders, taking into account the value of each Fund’s investments.

Proxy Voting Guidelines.  In the absence of special circumstances, the Adviser will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of the Trust’s Proxy Policies.  Generally, the Proxy Guidelines call for the Adviser to vote proxies so as to promote the long-term economic value of the underlying security.

Table of Contents - SAI

Every reasonable effort should be made to vote proxies.  However, the Adviser is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to a Fund and its shareholders.

The Proxy Guidelines generally characterizes proxy voting issues into three Levels (I, II and III).  Level I matters normally are voted based on the recommendation of the issuer’s management.  Matters that could meaningfully impact the position of existing shareholders, (Levels II and III), are given special consideration and voted in a manner that is believed to support the interests of shareholders.

Level I proposals are those which do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Examples of such proposals would include, among other things:  the approval of auditors; election of director and/or officers; liability limitations for directors; and indemnification provisions for directors.

Level II proposals are those that are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of a shareholder’s investment.  Examples of such proposals would include, among other things:  decisions as to mergers and acquisitions affecting the company; corporate restructuring; re-incorporation or formation; increase or decrease in directors, preferred stock or common stock; and changes in capitalization.  These proposals require special consideration by the Adviser, and these decisions are made on a case-by-case basis on the perceived best interest of Fund shareholders.

Level III proposals are those that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.  The Adviser generally will vote against these proposals.  Examples of these proposals include, among other things:  poison pill provisions; “golden parachute” provisions; “greenmail” provisions; supermajority voting requirements; board classification without cumulative voting; and confidential voting requirements.

Conflicts of Interest.  The Guidelines also address procedures to be used by the Adviser when there is a conflict of interest between the interests of the Adviser (or its affiliates), the Distributor (or its affiliates), any affiliates of the Fund in question and the interests of the Fund’s shareholders.  Each proxy is reviewed by the Adviser to assess the extent to which there may be a material conflict of interest.  With respect to conflicts of interest regarding the Funds, the Adviser will notify the Proxy Voting Committee as to the nature of the conflict to assist in its resolution.  The Proxy Voting Committee, which consists of the CEO, the Chief Compliance Officer and a Fund Manager(s), will consult with an independent member of the Board.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-426-9157 or by accessing the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

It is the Trust’s policy to protect the confidentiality of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds.  The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board.

Table of Contents - SAI

In accordance with SEC regulatory requirements, each Fund files a complete schedule of its portfolio holdings on a quarterly basis within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Each Fund also makes available on the Trust’s website a complete schedule of its portfolio holdings and a list of its top ten holdings as of the last business day of each calendar quarter with a lag of up to 5 business days.

Until portfolio holdings information for Funds is made public in Form N-CSR, in Form N-Q, in a shareholder report, or on the Trust’s website, it is considered to be confidential.  Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds.  This is not considered a legitimate business need for the information.  If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest Annual or Semi-Annual Report, in Forms N-CSR and N-Q filed with the SEC, and on the Trust’s website.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information or are subject to a duty of confidentiality:

(a)	The Adviser and its access persons);
(b)	Administrator
(c)	Fund Accountant
(d)	Auditors of the Funds;
(e)	Legal counsel to the Funds or the independent Trustees of the Trust;
(f)	Companies that provide analytical services to the Funds and the Adviser;
(g)	Pricing services employed by the Funds;
(h)	Proxy voting services employed by the Funds;
(i)	Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds);
(j)	Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,
(k)	Companies that provide other services that are deemed to be beneficial to the Funds.

The Funds may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies.  The information is provided no earlier than 5 business days following the completion of the most recent calendar quarter.

The Funds may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to certain individuals or entities, provided that (1) the recipient is subject to a written confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.  In such cases, disclosure of the Funds’ portfolio holdings information may be made only with prior written approval of the Trust’s Chief Executive Officer, Chief Financial Officer, or its Chief Compliance Officer.

Table of Contents - SAI

The Trust’s Chief Compliance Officer monitors compliance with the foregoing policies.  Any violations of these policies are reported to the Trust’s Board on a quarterly basis.  In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Any conflict between the interests of shareholders and the interests of the Adviser or any if their affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

ADDITIONAL INFORMATION

Reports To Shareholders.  The Trust sends audited annual and unaudited semi-annual reports to shareholders of each of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account with the Trust to confirm transactions in the account.

CODES OF ETHICS

The Trust, the Adviser and the Trust’s principal underwriter have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act.  The Codes of Ethics provide guidelines for personnel subject to the Codes of Ethics who invest in certain securities, including securities that may be purchased or held by a Fund.  The Adviser will report to the Board on a quarterly basis as to whether there were any violations of the Code of Ethics by Access Persons of the Trust or the Adviser during the quarter.

FINANCIAL STATEMENTS

The Annual Report for the Funds for the fiscal year ended November 30, 2009 is a separate document supplied upon request and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.  You may request a copy of the Annual Report at no charge by calling (800) 426-9157 or by writing the Funds at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Table of Contents - SAI

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM ISSUE CREDIT

Standard & Poor’s Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 – A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 – A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 – A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

Table of Contents - SAI

D – A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’).  With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Investors Service’s Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation;
•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Table of Contents - SAI

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

AAA — An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

Table of Contents - SAI

D - An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service’s Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Table of Contents - SAI

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Short-Term Municipal Note Ratings

A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes.  Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

Moody’s Investors Service’s US Municipal Short-Term Debt And Demand Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Table of Contents - SAI

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Table of Contents - SAI

(PINEBRIDGE MUTUAL FUNDS)
PART C

OTHER INFORMATION

Item 28.    Exhibits.

(a)	Declaration of Trust.
	(i)	Certificate of Trust dated October 24, 1996 is herein incorporated by reference to the Trust’s Initial Registration Statement on Form N-1A filed on October 28, 1996.
	(ii)	Amended and Restated Agreement and Declaration of Trust dated July 5, 2005 is herein incorporated by reference to Post Effective Amendment No. 18, filed on March 31, 2006.
(b)	Amended and Restated By-Laws of Brazos Mutual Funds dated February 27, 2008 are herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.
(c)
Instruments Defining Rights of Security Holders – Rights of holders of the securities being registered are contained in Articles III, V, VI, VII and VIII of the Registrant’s Agreement and Declaration of Trust and Articles II, IV, VI and VII of the Registrant’s By-Laws.

(d)	Investment Advisory Agreements.
(i)
Investment Advisory Agreement, between Brazos Mutual Funds and John McStay Investment Counsel, L.L.C., dated June 25, 1999, with respect to the Brazos Small Cap Growth Portfolio is herein incorporated by reference to Post-Effective Amendment No. 12, filed on February 11, 2002.

(A)
Supplement to Investment Advisory Agreement, between Brazos Mutual Funds and Brazos Capital Management, L.P., dated January 1, 2005, with respect to the Brazos Small Cap Portfolio is herein incorporated by reference to Post-Effective Amendment No. 17, filed on March 30, 2005.

(ii)
Investment Advisory Agreement, between Brazos Mutual Funds and John McStay Investment Counsel, L.L.C., dated June 25, 1999, with respect to the Brazos Micro Cap Growth Portfolio is herein incorporated by reference to Post-Effective Amendment No. 12, filed on February 11, 2002.

(A)
Supplement to Investment Advisory Agreement, between Brazos Mutual Funds and Brazos Capital Management, L.P., dated January 1, 2005with respect to the Brazos Micro Cap Growth Portfolio is herein incorporated by reference to Post-Effective Amendment No. 17, filed on March 30, 2005.

(iii)
Investment Advisory Agreement between Brazos Mutual Funds and John McStay Investment Counsel, L.L.C. dated June 25, 1999, with respect to the Brazos Growth Portfolio is herein incorporated by reference to Post-Effective Amendment No. 12, filed on February 11, 2002.

(A)
Amendment to the Investment Advisory Agreement for the Multi Cap Growth Portfolio (Formerly the Brazos Growth Portfolio) dated January 1, 2001 is herein incorporated by reference to Post-Effective Amendment No. 12, filed on February 11, 2002.

(B)
Supplement to Investment Advisory Agreement, between Brazos Mutual Funds and Brazos Capital Management, L.P., dated January 1, 2005, with respect to the Brazos Growth Portfolio is herein incorporated by reference to Post-Effective Amendment No. 17, filed on March 30, 2005.

(iv)
Investment Advisory Agreement, between Brazos Mutual Funds and John McStay Investment Counsel, L.L.C., dated October 14, 1999, with respect to the Brazos Mid Cap Growth Portfolio is herein incorporated by reference to Post-Effective Amendment No. 12, filed on February 11, 2002.

(A)
Amendment to the Investment Advisory Agreement dated January 1, 2001 with respect to the Brazos Mid Cap Growth Portfolio is herein incorporated by reference to Post-Effective Amendment No. 12, filed on February 11, 2002.

(B)
Supplement to Investment Advisory Agreement between Brazos Mutual Funds and Brazos Capital Management, L.P. dated January 1, 2005 with respect to the Brazos Mid Cap Portfolio is herein incorporated by reference to Post-Effective Amendment No. 17, filed on March 30, 2005.

(e)	Distribution Agreement.
(i)
Distribution Agreement between Brazos Mutual Funds, John McStay Investment Counsel, L.P. and Quasar Distributors, LLC dated November 25, 2002 is herein incorporated by reference to Post Effective Amendment No. 14, filed on March 28, 2003.

(A)
Amendment to the Brazos Mutual Funds’ Distribution Agreement, between Brazos Mutual Funds, John McStay Investment Counsel, L.P. and Quasar Distributors, LLC, dated August 1, 2005 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(B)
Amendment to the Brazos Mutual Funds’ Distribution Agreement, between Brazos Mutual Funds, John McStay Investment Counsel, L.P. and Quasar Distributors, LLC, dated February 10, 2006 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(C)
Amendment to the Brazos Mutual Funds Distribution Agreement, between Brazos Mutual Funds, John McStay Investment Counsel, L.P. and Quasar Distributors, LLC, dated July 10, 2008 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(f)	Bonus or Profit Sharing Contracts – None.
(g)	Custody Agreements.
(i)
Custody Agreement between Brazos Mutual Funds and U.S. Bank National Association, dated October 1, 2002, is herein incorporated by reference to Post Effective Amendment No. 14, filed on March 28, 2003.

(A)
Amendment to the Brazos Mutual Funds’ Custody, Fund Accounting, Fund Administration, and Transfer Agent Servicing Agreements, between Brazos Mutual Funds and U.S. Bank National Association, dated February 10, 2006 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(B)
Addendum to Custody Agreement, between Brazos Mutual Funds and U.S. Bank National Association, dated July 31, 2006 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(C)
Amendment to Custody Agreement, between Brazos Mutual Funds and U.S. Bank National Association, dated July 10, 2008 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(h)	Other Material Contracts.
(i)
Transfer Agent Servicing Agreement between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated November 25, 2002 is herein incorporated by reference to Post Effective Amendment No. 14, filed on March 28, 2003.

(A)
Amendment to the Brazos Mutual Funds’ Custody, Fund Accounting, Fund Administration, and Transfer Agent Servicing Agreements, between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated February 10, 2006 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(B)
Amendment to Transfer Agent Servicing Agreement, between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated July 10, 2008 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

2

(ii)
Fund Administration Servicing Agreement between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated October 1, 2002 is herein incorporated by reference to Post Effective Amendment No. 14, filed on March 28, 2003.

(A)
First Amendment to the Fund Administration Agreement between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated November 12, 2003 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(B)
Amendment to the Brazos Mutual Funds’ Custody, Fund Accounting, Fund Administration, and Transfer Agent Servicing Agreements, between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated February 10, 2006 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(C)
Amendment to Fund Administration Servicing Agreement, between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated July 10, 2008 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(iii)
Fund Accounting Servicing Agreement between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated August 1, 2005 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(A)
Amendment to the Brazos Mutual Funds’ Custody, Fund Accounting, Fund Administration, and Transfer Agent Servicing Agreements, between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated February 10, 2006 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(B)
Amendment to Fund Accounting Servicing Agreement, between Brazos Mutual Funds and U.S. Bancorp Fund Services, LLC, dated July 10, 2008 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(iv)
Prospect Servicing Agreement between Brazos Mutual Funds, John McStay Investment Counsel, L.P. and U.S. Bancorp Fund Services, LLC, dated November 25, 2002 is herein incorporated by reference to Post Effective Amendment No. 14, filed on March 28, 2003.

(A)
Amendment to Prospect Servicing Agreement between Brazos Mutual Funds, John McStay Investment Counsel, L.P. and U.S. Bancorp Fund Services, LLC, dated July 10, 2008 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(v)
Fulfillment Servicing Agreement between Brazos Mutual Funds, John McStay Investment Counsel, Rafferty Capital Markets, Inc., and Firstar Mutual Fund Services, LLC dated October 1, 1998 is herein incorporated by reference to Post effective Amendment No. 4, filed on October 13, 1998.

	(vi)	Service Agreement between Brazos Mutual Funds and SunAmerica Fund Services, Inc. dated June 25, 1999 is herein incorporated by reference to Post Effective Amendment No. 12, filed on February 11, 2002.
	(vii)	Secretary's Certificate dated December 13, 1996 is herein incorporated by reference to Pre Effective Amendment 2, filed on December 17, 1996.
	(viii)	Operating Expense Limitation Agreement - to be filed by amendment.
(i)	Opinion and Consent of K&L Gates LLP – to be filed by amendment.
(j)	Consent of PricewaterhouseCoopers LLP – to be filed by amendment.
(k)	Omitted Financial Statements - Not applicable.
(l)
Subscription Agreement between Brazos Mutual Funds and John McStay Investment Counsel dated December 11, 1996 is herein incorporated by reference to Pre-Effective Amendment No. 2, filed on December 17, 1996.

(m)	Rule 12b-1 Plan.
	(i)	Class N Distribution Plan dated February 28, 2007 is herein incorporated by reference to Post-Effective Amendment No. 19, filed on March 30, 2007.
(n)	Plan Pursuant to Rule 18f-3 dated August 10, 2007 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.
(o)	Reserved.

3

(p)	Code of Ethics.
(i)
Code of Ethics and Standards of Professional Conduct of the Financial Analysts Federation as Amended May 9, 1982 is herein incorporated by reference to Post-Effective Amendment No. 9, filed on March 29, 2000.

	(ii)	Code of Ethics of Brazos Mutual Funds is herein incorporated by reference to Post-Effective Amendment No. 17, filed on March 30, 2005.
	(iii)	Code of Ethics of the John McStay Investment Counsel, Pembrook Securities, Inc. dated July 21, 2000 is herein incorporated by reference to Post-Effective Amendment No. 11, filed on March 30, 2001.
	(iv)	Code of Ethics for Access Persons of Quasar Distributors, LLC dated April 24, 2001 is herein incorporated by reference to Post-Effective Amendment No. 14, filed on March 28, 2003.
	(v)	AIG Global Investment Corp. Code of Ethics dated February 5, 2005 is herein incorporated by reference to Post-Effective Amendment No. 17, filed on March 30, 2005.

Item 29.    Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 30.    Indemnification

Reference is made to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust which is incorporated by referenced to Exhibit (a)(4) to Post Effective Amendment No. 18.

Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended:

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, office or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of the Adviser are contained in Section 7 of the Investment Advisory Agreements with Registrant.

Provisions for indemnification of the principal underwriter, Quasar Distributors, LLC, is contained in Section 6 of its Distribution Agreement with Registrant.

Provisions for indemnification of the Transfer Agent are contained in Section 5 of its Transfer Agency and Service Agreement with Registrant.

Provisions for indemnification of the Administrator are contained in Article 5 of its Administration Agreement with Registrant.

4

Item 31.                      Business and Other Connections of Investment Adviser

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement and “The Adviser” in Part B of this Registration Statement.  With respect to the Officers of the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated January 5, 2009.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s web site at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advis ors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters' Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
PineBridge Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Internet Fund, Inc.

5

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)	Not applicable.

Item 33.    Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Advisor	PineBridge Investments, LLC 70 Pine Street, 11th Floor New York, New York 10270
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

6

Item 34.    Management Services

Not Applicable.

Item 35.    Undertakings

Not Applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 23 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas on the 29th day of January, 2010.

                                                                    PineBridge Mutual Funds
                                                                    Registrant

                                                                    By:  /s/ Robin C. Thorn
                                                                          Robin C. Thorn
                                                                          President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 23 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jack Boyce	Trustee	January 29, 2010
Jack Boyce
/s/ George W. Gau George W. Gau	Chairman of the Board, Trustee	January 29, 2010
/s/ John H. Massey John H. Massey	Trustee	January 29, 2010
/s/ David M. Reichert David M. Reichert	Trustee	January 29, 2010
/s/ Robin C. Thorn Robin C. Thorn	President	January 29, 2010
/s/ Joseph Altobelli Joseph Altobelli	Chief Financial Officer and Treasurer	January 29, 2010
/s/ James F. McCain James F. McCain	Chief Compliance Officer, Secretary and Anti-Money Laundering Officer	January 29, 2010

8